Putnam Dynamic Asset Allocation Balanced Fund
The fund's portfolio
12/31/20 (Unaudited)

COMMON STOCKS (63.8%)(a)
	Shares	Value
Basic materials (2.5%)
Akzo Nobel NV (Netherlands)	15,491	$1,664,032
Albemarle Corp.	28,035	4,135,723
Anglo American PLC (United Kingdom)	105,267	3,506,160
AptarGroup, Inc.	9,500	1,300,455
Ashland Global Holdings, Inc.	10,600	839,520
Axalta Coating Systems, Ltd.(NON)	43,500	1,241,925
BHP Billiton, Ltd. (Australia)	91,530	2,981,947
BHP Group PLC (United Kingdom)	32,815	864,801
Brenntag AG (Germany)	20,774	1,607,677
Celanese Corp.	6,900	896,586
Chemours Co. (The)	27,100	671,809
Compagnie De Saint-Gobain (France)(NON)	65,695	3,012,317
Covestro AG (Germany)	22,344	1,378,238
CRH PLC (Ireland)	153,383	6,483,859
Dow, Inc.	79,622	4,419,021
DuPont de Nemours, Inc.	38,372	2,728,633
Eastman Chemical Co.	23,100	2,316,468
Eiffage SA (France)(NON)	6,566	634,694
Fortescue Metals Group, Ltd. (Australia)	67,947	1,228,505
Fortune Brands Home & Security, Inc.	27,161	2,328,241
Freeport-McMoRan, Inc. (Indonesia)	258,277	6,720,368
ICL Group, Ltd. (Israel)	70,941	362,082
Koninklijke DSM NV (Netherlands)	10,216	1,759,869
LafargeHolcim, Ltd. (Switzerland)	22,082	1,211,799
Linde PLC	4,131	1,072,836
NewMarket Corp.	1,100	438,119
Nitto Denko Corp. (Japan)	7,900	709,366
PPG Industries, Inc.	8,000	1,153,760
Reliance Steel & Aluminum Co.	8,300	993,925
Rio Tinto PLC (United Kingdom)	27,115	2,028,850
Sherwin-Williams Co. (The)	6,270	4,607,885
Shin-Etsu Chemical Co., Ltd. (Japan)	6,400	1,120,407
SIG Combibloc Group AG (Switzerland)	62,682	1,451,664

		67,871,541
Capital goods (4.0%)
ABB, Ltd. (Switzerland)	63,431	1,774,250
ACS Actividades de Construccion y Servicios SA (Spain)	10,987	364,778
AGCO Corp.	5,200	536,068
Airbus SE (France)(NON)	1,974	216,843
Allison Transmission Holdings, Inc.	28,100	1,211,953
Atlas Copco AB Class A (Sweden)	13,136	671,785
Avery Dennison Corp.	16,600	2,574,826
Berry Global Group, Inc.(NON)	27,100	1,522,749
Boeing Co. (The)	9,852	2,108,919
CNH Industrial NV (United Kingdom)(NON)	32,571	412,737
Crown Holdings, Inc.(NON)	14,900	1,492,980
Cummins, Inc.	25,800	5,859,180
Daikin Industries, Ltd. (Japan)	6,700	1,492,202
Deere & Co.	15,700	4,224,085
Dover Corp.	15,300	1,931,625
Eaton Corp. PLC	26,451	3,177,823
Faurecia SA (France)(NON)	13,037	668,358
Gentex Corp.	31,500	1,068,795
Hitachi, Ltd. (Japan)	31,700	1,250,863
Honeywell International, Inc.	57,576	12,246,415
Johnson Controls International PLC	153,955	7,172,763
KION Group AG (Germany)	18,166	1,579,376
Koito Manufacturing Co., Ltd. (Japan)	9,700	659,730
Legrand SA (France)	17,243	1,538,992
Lockheed Martin Corp.	34,200	12,140,316
Northrop Grumman Corp.	36,847	11,228,018
Obayashi Corp. (Japan)	43,000	372,500
Otis Worldwide Corp.	73,107	4,938,378
Quanta Services, Inc.	37,600	2,707,952
Raytheon Technologies Corp.	43,249	3,092,736
Republic Services, Inc.	17,500	1,685,250
Sandvik AB (Sweden)(NON)	72,763	1,778,638
Schneider Electric SA (France)	16,307	2,358,734
Silgan Holdings, Inc.	17,100	634,068
Stanley Electric Co., Ltd. (Japan)	12,900	416,285
Teledyne Technologies, Inc.(NON)	3,600	1,411,128
Tervita Corp. (Canada)(NON)	127	289
TransDigm Group, Inc.	4,060	2,512,531
Waste Connections, Inc.	20,354	2,087,710
Waste Management, Inc.	26,700	3,148,731

		106,271,359
Communication services (2.9%)
American Tower Corp.(R)	29,134	6,539,418
AT&T, Inc.	117,200	3,370,672
BT Group PLC (United Kingdom)	207,924	376,355
Charter Communications, Inc. Class A(NON)	22,201	14,687,071
Comcast Corp. Class A	252,268	13,218,843
Crown Castle International Corp.(R)	28,300	4,505,077
Deutsche Telekom AG (Germany)	107,137	1,957,890
Equinix, Inc.(R)	5,600	3,999,408
Hikari Tsushin, Inc. (Japan)	700	163,679
KDDI Corp. (Japan)	48,600	1,443,293
Koninklijke KPN NV (Netherlands)	301,120	912,931
Liberty Global PLC Class C (United Kingdom)(NON)	73,624	1,741,208
Nippon Telegraph & Telephone Corp. (Japan)	35,100	900,008
SBA Communications Corp.(R)	7,280	2,053,906
T-Mobile US, Inc.(NON)	44,358	5,981,677
Verizon Communications, Inc.	284,010	16,685,588

		78,537,024
Communications equipment (0.6%)
Cisco Systems, Inc.	374,354	16,752,342

		16,752,342
Computers (4.6%)
Apple, Inc.	695,542	92,291,468
BigCommerce Holdings, Inc. Ser. 1(NON)(S)	40,900	2,623,735
Check Point Software Technologies, Ltd. (Israel)(NON)	2,000	265,820
Dynatrace, Inc.(NON)	66,672	2,884,897
Fortinet, Inc.(NON)	38,200	5,673,846
Fujitsu, Ltd. (Japan)	4,700	680,387
Logitech International SA (Switzerland)	8,201	795,405
ServiceNow, Inc.(NON)	20,371	11,212,810
Software AG (Germany)	16,413	668,674
Synopsys, Inc.(NON)	19,300	5,003,332

		122,100,374
Conglomerates (0.4%)
AMETEK, Inc.	21,600	2,612,304
Danaher Corp.	32,758	7,276,862
General Electric Co.	59,440	641,952

		10,531,118
Consumer cyclicals (9.7%)
Adecco Group AG (Switzerland)	12,663	849,085
adidas AG (Germany)(NON)	5,486	1,997,071
Amazon.com, Inc.(NON)	20,644	67,236,063
Aramark	69,923	2,690,637
Avalara, Inc.(NON)	19,293	3,181,223
Berkeley Group Holdings PLC (The) (United Kingdom)	5,512	357,790
Best Buy Co., Inc.	54,400	5,428,576
BJ's Wholesale Club Holdings, Inc.(NON)(S)	97,545	3,636,478
Booking Holdings, Inc.(NON)	909	2,024,588
Booz Allen Hamilton Holding Corp.	29,300	2,554,374
Brambles, Ltd. (Australia)	86,512	708,774
Brunswick Corp.	21,100	1,608,664
Casey's General Stores, Inc.	6,800	1,214,616
Cintas Corp.	2,700	954,342
CK Hutchison Holdings, Ltd. (Hong Kong)	75,000	523,741
Clear Channel Outdoor Holdings, Inc.(NON)	2,938	4,848
Compagnie Generale des Etablissements Michelin SCA (France)	3,325	426,727
Compass Group PLC (United Kingdom)	74,489	1,389,996
CoStar Group, Inc.(NON)	5,569	5,147,315
Daito Trust Construction Co., Ltd. (Japan)	4,100	383,466
Daiwa House Industry Co., Ltd. (Japan)	33,700	1,005,934
Discovery, Inc. Class A(NON)(S)	35,800	1,077,222
DraftKings, Inc. Class A(NON)	46,389	2,159,872
Ferrari NV (Italy)	654	151,233
Fiat Chrysler Automobiles NV (Italy)(NON)	97,577	1,744,866
Flutter Entertainment PLC (Ireland)	9,616	1,990,894
Ford Motor Co.	372,200	3,271,638
Galaxy Entertainment Group, Ltd. (Hong Kong)	45,000	350,014
General Motors Co.	129,382	5,387,466
Genting Bhd (Singapore)	424,100	272,318
HC Brillant Services GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(NON)(F)(RES)	2	2
Hermes International (France)	1,677	1,803,371
Hilton Worldwide Holdings, Inc.	65,742	7,314,455
Home Depot, Inc. (The)	24,901	6,614,203
iHeartMedia, Inc. Class A(NON)	1,249	16,212
Industria de Diseno Textil SA (Inditex) (Spain)	49,630	1,580,315
Kering SA (France)	1,379	1,002,530
Kingfisher PLC (United Kingdom)(NON)	390,859	1,446,317
Knorr-Bremse AG (Germany)	8,330	1,134,761
Lennar Corp. Class A	39,600	3,018,708
Live Nation Entertainment, Inc.(NON)(S)	16,692	1,226,528
Lowe's Cos., Inc.	34,500	5,537,595
lululemon athletica, Inc. (Canada)(NON)	10,291	3,581,577
Mastercard, Inc. Class A	25,892	9,241,890
Moncler SpA (Italy)(NON)	22,387	1,369,327
Moody's Corp.	4,400	1,277,056
Nexi SpA (Italy)(NON)	109,389	2,173,011
NIKE, Inc. Class B	52,163	7,379,500
Nintendo Co., Ltd. (Japan)	3,600	2,297,481
Nitori Holdings Co., Ltd. (Japan)	3,100	649,905
OPAP SA (Greece)	47,750	639,426
Pandora A/S (Denmark)	6,800	759,686
PayPal Holdings, Inc.(NON)	48,442	11,345,116
Peugeot SA (France)(NON)	59,494	1,628,181
Polaris, Inc.	18,200	1,734,096
Porsche Automobil Holding SE (Preference) (Germany)	10,739	740,235
PulteGroup, Inc.	89,532	3,860,620
Ryohin Keikaku Co., Ltd. (Japan)	13,500	275,797
S&P Global, Inc.	12,185	4,005,575
Scotts Miracle-Gro Co. (The)	3,600	716,904
Secom Co., Ltd. (Japan)	18,400	1,698,834
Sony Corp. (Japan)	56,000	5,630,446
Spectrum Brands Holdings, Inc.	8,900	702,922
Target Corp.	54,413	9,605,527
Taylor Wimpey PLC (United Kingdom)(NON)	219,902	499,948
Tempur Sealy International, Inc.(NON)	48,600	1,312,200
Tesla, Inc.(NON)(S)	15,537	10,963,995
TJX Cos., Inc. (The)	46,619	3,183,612
TransUnion	4,300	426,646
United Rentals, Inc.(NON)	16,108	3,735,606
Volkswagen AG (Preference) (Germany)	3,868	720,648
Volvo AB (Sweden)(NON)	72,752	1,712,023
Walmart, Inc.	81,547	11,755,000
Walt Disney Co. (The)	10,204	1,848,761
Wesfarmers, Ltd. (Australia)	48,272	1,877,071
Wolters Kluwer NV (Netherlands)	8,423	710,927

		260,484,377
Consumer staples (4.3%)
Airbnb, Inc. Class A(NON)	10,616	1,558,429
Altria Group, Inc.	128,200	5,256,200
Asahi Group Holdings, Ltd. (Japan)	46,100	1,900,168
Associated British Foods PLC (United Kingdom)	21,137	654,882
Auto Trader Group PLC (United Kingdom)	48,940	399,135
British American Tobacco PLC (United Kingdom)	20,210	751,710
Campbell Soup Co.	9,700	468,995
Carlsberg A/S Class B (Denmark)	8,598	1,378,415
Chipotle Mexican Grill, Inc.(NON)	2,131	2,955,079
Coca-Cola Co. (The)	178,600	9,794,424
Coca-Cola European Partners PLC (United Kingdom)	7,500	373,725
Coca-Cola HBC AG (Switzerland)	80,486	2,617,747
Coles Group, Ltd. (Australia)	34,568	483,664
Constellation Brands, Inc. Class A	6,300	1,380,015
Costco Wholesale Corp.	1,700	640,526
Diageo PLC (United Kingdom)	58,375	2,307,044
Estee Lauder Cos., Inc. (The) Class A	16,566	4,409,704
Ferguson PLC (United Kingdom)	14,453	1,757,644
Hershey Co. (The)	20,600	3,137,998
Imperial Brands PLC (United Kingdom)	62,210	1,307,117
ITOCHU Corp. (Japan)	60,700	1,748,236
Keurig Dr Pepper, Inc.	68,206	2,182,592
Kobe Bussan Co., Ltd. (Japan)	4,700	145,072
Koninklijke Ahold Delhaize NV (Netherlands)	42,748	1,207,211
L'Oreal SA (France)	5,672	2,155,113
McDonald's Corp.	36,500	7,832,170
Mondelez International, Inc. Class A	75,500	4,414,485
Nestle SA (Switzerland)	23,507	2,767,453
NH Foods, Ltd. (Japan)	9,500	418,167
PALTAC Corp. (Japan)	23,900	1,300,663
PepsiCo, Inc.	89,059	13,207,450
Procter & Gamble Co. (The)	158,318	22,028,367
Sundrug Co., Ltd. (Japan)	11,600	462,934
Sysco Corp.	13,700	1,017,362
Unilever PLC (United Kingdom)	33,930	2,054,498
Unilever PLC (United Kingdom)	8,608	518,179
WH Group, Ltd. (Hong Kong)	1,070,500	897,622
Wilmar International, Ltd. (Singapore)	171,400	603,526
Woolworths Group, Ltd. (Australia)	35,338	1,071,744
Yum! Brands, Inc.	41,400	4,494,384
Zalando SE (Germany)(NON)	12,462	1,388,509

		115,448,358
Electronics (3.1%)
Advanced Micro Devices, Inc.(NON)	37,752	3,462,236
Arrow Electronics, Inc.(NON)	9,100	885,430
Brother Industries, Ltd. (Japan)	21,300	439,712
Dialog Semiconductor PLC (United Kingdom)(NON)	28,365	1,548,935
Garmin, Ltd.	15,000	1,794,900
Hoya Corp. (Japan)	25,900	3,580,132
MinebeaMitsumi, Inc. (Japan)	91,900	1,828,362
Nabtesco Corp. (Japan)	34,200	1,501,306
NVIDIA Corp.	40,148	20,965,286
NXP Semiconductors NV	12,439	1,977,925
Otsuka Corp. (Japan)	12,400	653,392
Qualcomm, Inc.	185,042	28,189,298
Rockwell Automation, Inc.	18,500	4,639,985
Samsung Electronics Co., Ltd. (Preference) (South Korea)	32,827	2,228,362
SMC Corp. (Japan)	800	488,578
TDK Corp. (Japan)	1,000	150,829
Texas Instruments, Inc.	21,078	3,459,533
Thales SA (France)	24,597	2,253,154
Trimble Inc.(NON)	7,000	467,390
Vontier Corp.(NON)	71,565	2,390,271

		82,905,016
Energy (1.5%)
Baker Hughes a GE Co.(S)	64,500	1,344,825
BP PLC (United Kingdom)	441,160	1,519,692
Cenovus Energy, Inc. (Canada)	219,414	1,335,893
Chevron Corp.	45,600	3,850,920
ConocoPhillips	93,576	3,742,104
Enterprise Products Partners LP	102,355	2,005,134
EOG Resources, Inc.	14,775	736,829
Equinor ASA (Norway)	95,993	1,592,776
Exxon Mobil Corp.	60,110	2,477,734
Halliburton Co.	355,765	6,723,959
MWO Holdings, LLC (Units)(F)	89	227
Oasis Petroleum, Inc.(NON)	4,135	153,243
Orsted AS (Denmark)	10,258	2,098,015
Reliance Industries, Ltd. 144A (India)	28,185	1,542,174
Royal Dutch Shell PLC Class B (United Kingdom)	152,341	2,624,579
Santos, Ltd. (Australia)	36,457	176,313
Schlumberger, Ltd.	147,600	3,222,108
TOTAL SA (France)	60,855	2,625,168
Valero Energy Corp.	64,682	3,659,061

		41,430,754
Financials (9.3%)
3i Group PLC (United Kingdom)	56,949	909,844
Aflac, Inc.	93,500	4,157,945
AGNC Investment Corp.(R)	145,700	2,272,920
AIA Group, Ltd. (Hong Kong)	436,600	5,377,893
Alliance Data Systems Corp.	27,300	2,022,930
Allianz SE (Germany)	9,306	2,276,918
Allstate Corp. (The)	53,700	5,903,241
Ally Financial, Inc.	101,700	3,626,622
American Financial Group, Inc.	6,000	525,720
American International Group, Inc.	63,034	2,386,467
Ameriprise Financial, Inc.	21,800	4,236,394
Apartment Income REIT Corp.(NON)(R)	16,306	626,313
Apartment Investment and Management Co. Class A(R)	16,306	86,096
Apollo Global Management, Inc.	51,251	2,510,274
Assured Guaranty, Ltd.	91,927	2,894,781
AvalonBay Communities, Inc.(R)	8,700	1,395,741
Aviva PLC (United Kingdom)	287,359	1,288,857
AXA SA (France)	194,043	4,655,260
Banco Bilbao Vizcaya Argenta (Spain)	281,099	1,377,972
Bank Leumi Le-Israel BM (Israel)	120,110	708,946
Bank of America Corp.	310,946	9,424,773
BNP Paribas SA (France)(NON)	22,112	1,166,280
BOC Hong Kong Holdings, Ltd. (Hong Kong)	157,000	477,125
Boston Properties, Inc.(R)	42,799	4,045,789
CaixaBank SA (Spain)	705,873	1,813,936
Capital One Financial Corp.	24,877	2,459,091
CBRE Group, Inc. Class A(NON)	40,300	2,527,616
Charles Schwab Corp. (The)	56,761	3,010,603
Citigroup, Inc.	344,706	21,254,572
CK Asset Holdings, Ltd. (Hong Kong)	224,500	1,154,736
Cousins Properties, Inc.(R)	25,000	837,500
Credit Agricole SA (France)(NON)	85,866	1,084,261
DBS Group Holdings, Ltd. (Singapore)	62,900	1,189,746
Deutsche Boerse AG (Germany)	17,132	2,908,505
Direct Line Insurance Group PLC (United Kingdom)	155,814	677,302
Discover Financial Services	38,400	3,476,352
DNB ASA (Norway)(NON)	100,148	1,971,798
Duke Realty Corp.(R)	37,700	1,506,869
Equitable Holdings, Inc.	88,200	2,257,038
Equity Commonwealth(R)	18,800	512,864
Equity Lifestyle Properties, Inc.(R)	11,000	696,960
Fidelity National Financial, Inc.	20,800	813,072
Gaming and Leisure Properties, Inc.(R)	119,345	5,060,228
Gjensidige Forsikring ASA (Norway)	14,598	325,844
Goldman Sachs Group, Inc. (The)	29,370	7,745,163
Goodman Group (Australia)(R)	113,563	1,656,575
Hana Financial Group, Inc. (South Korea)	46,518	1,479,161
Hargreaves Lansdown PLC (United Kingdom)	12,769	266,574
Henderson Land Development Co., Ltd. (Hong Kong)	105,000	409,929
Invitation Homes, Inc.(R)	54,000	1,603,800
Israel Discount Bank, Ltd. Class A (Israel)	115,396	445,191
Japan Exchange Group, Inc. (Japan)	65,600	1,677,341
Jones Lang LaSalle, Inc.(NON)	3,500	519,295
JPMorgan Chase & Co.	235,143	29,879,621
KeyCorp	84,401	1,385,020
Lamar Advertising Co. Class A(R)	14,400	1,198,368
Lincoln National Corp.	53,900	2,711,709
London Stock Exchange Group PLC (United Kingdom)	19,505	2,404,282
LPL Financial Holdings, Inc.	8,000	833,760
Magellan Financial Group, Ltd. (Australia)	10,234	426,052
MetLife, Inc.	169,000	7,934,550
MGIC Investment Corp.	61,300	769,315
Morgan Stanley	96,600	6,619,998
Network International Holdings PLC (United Arab Emirates)(NON)	390,947	1,745,684
Nippon Prologis REIT, Inc. (Japan)(R)	458	1,429,761
Nomura Holdings, Inc. (Japan)	154,000	815,231
OneMain Holdings, Inc.	10,000	481,600
Partners Group Holding AG (Switzerland)	1,289	1,505,670
Persimmon PLC (United Kingdom)	11,053	418,670
PNC Financial Services Group, Inc. (The)	28,644	4,267,956
Popular, Inc. (Puerto Rico)	11,700	658,944
Principal Financial Group, Inc.	38,100	1,890,141
Prudential PLC (United Kingdom)	143,805	2,654,387
Radian Group, Inc.	137,889	2,792,252
Reinsurance Group of America, Inc.	6,000	695,400
Sberbank of Russia PJSC ADR (Russia)	58,958	849,932
SBI Holdings, Inc. (Japan)	50,400	1,197,339
SEI Investments Co.	13,600	781,592
Simon Property Group, Inc.(R)	94,300	8,041,904
Singapore Exchange, Ltd. (Singapore)	77,400	544,754
Skandinaviska Enskilda Banken AB (Sweden)(NON)	114,079	1,171,070
SLM Corp.	108,800	1,348,032
State Street Corp.	30,436	2,215,132
Sumitomo Mitsui Financial Group, Inc. (Japan)	48,600	1,503,835
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	19,500	604,647
Sun Hung Kai Properties, Ltd. (Hong Kong)	42,000	542,231
Swedbank AB Class A (Sweden)(NON)	44,466	781,802
Swiss Life Holding AG (Switzerland)	772	359,368
Synchrony Financial	135,000	4,685,850
UBS Group AG (Switzerland)	137,128	1,917,931
Unum Group	60,100	1,378,694
Visa, Inc. Class A	44,723	9,782,262
Zurich Insurance Group AG (Switzerland)	1,220	517,086

		247,438,855
Health care (7.5%)
10x Genomics, Inc. Class A(NON)	7,000	991,200
Abbott Laboratories	68,900	7,543,861
AbbVie, Inc.	80,471	8,622,467
Abcam PLC (United Kingdom)	57,885	1,226,890
ABIOMED, Inc.(NON)	9,000	2,917,800
Advanz Pharma Corp., Ltd. (Canada)(NON)	520	2,293
Alkermes PLC(NON)	36,700	732,165
Amgen, Inc.	27,505	6,323,950
Astellas Pharma, Inc. (Japan)	11,700	180,876
AstraZeneca PLC (United Kingdom)	6,201	619,536
AstraZeneca PLC ADR (United Kingdom)	65,537	3,276,195
Baxter International, Inc.	34,148	2,740,036
Bristol-Myers Squibb Co.	62,100	3,852,063
Cardinal Health, Inc.	53,400	2,860,104
Chugai Pharmaceutical Co., Ltd. (Japan)	10,100	539,228
Cigna Corp.	26,600	5,537,588
DexCom, Inc.(NON)	10,372	3,834,736
Edwards Lifesciences Corp.(NON)	77,600	7,079,448
Eli Lilly and Co.	104,488	17,641,753
Fisher & Paykel Healthcare Corp., Ltd. (New Zealand)	12,628	299,880
Galapagos NV (Belgium)(NON)	1,686	165,899
GlaxoSmithKline PLC (United Kingdom)	38,724	709,542
Hikma Pharmaceuticals PLC (United Kingdom)	20,738	714,350
Hologic, Inc.(NON)	54,500	3,969,235
Humana, Inc.	16,900	6,933,563
IDEXX Laboratories, Inc.(NON)	11,100	5,548,557
Jazz Pharmaceuticals PLC(NON)	14,300	2,360,215
Johnson & Johnson	107,739	16,955,964
Kobayashi Pharmaceutical Co., Ltd. (Japan)	2,300	281,171
Laboratory Corp. of America Holdings(NON)	11,600	2,361,180
Lonza Group AG (Switzerland)	9,024	5,795,803
M3, Inc. (Japan)	7,800	737,781
Medtronic PLC	96,600	11,315,724
Merck & Co., Inc.	147,585	12,072,453
Merck KGaA (Germany)	10,799	1,851,094
Moderna, Inc.(NON)	8,900	929,783
Neurocrine Biosciences, Inc.(NON)	4,900	469,665
Novartis AG (Switzerland)	35,529	3,355,742
Novo Nordisk A/S Class B (Denmark)	33,054	2,311,978
Ono Pharmaceutical Co., Ltd. (Japan)	23,500	708,217
Pfizer, Inc.	125,235	4,609,900
Regeneron Pharmaceuticals, Inc.(NON)	8,853	4,276,973
Roche Holding AG (Switzerland)	9,348	3,261,591
Sarepta Therapeutics, Inc.(NON)(S)	7,600	1,295,724
Sartorius Stedim Biotech (France)	2,364	842,578
Seagen, Inc.(NON)	15,799	2,767,037
Shionogi & Co., Ltd. (Japan)	17,200	940,179
Sonic Healthcare, Ltd. (Australia)	31,434	780,849
Sonova Holding AG (Switzerland)	561	144,425
Suzuken Co., Ltd. (Japan)	9,500	343,627
Thermo Fisher Scientific, Inc.	5,700	2,654,946
UnitedHealth Group, Inc.	23,705	8,312,869
Vertex Pharmaceuticals, Inc.(NON)	30,024	7,095,872
Viatris, Inc.(NON)	5,178	97,036
Zimmer Biomet Holdings, Inc.	35,200	5,423,968
Zoetis, Inc.	2,300	380,650

		199,598,209
Semiconductor (0.3%)
ASML Holding NV (Netherlands)	781	377,428
Lasertec Corp. (Japan)	5,200	611,695
Renesas Electronics Corp. (Japan)(NON)	162,400	1,704,054
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	62,000	1,164,452
Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)	25,813	2,814,650
Tokyo Electron, Ltd. (Japan)	3,000	1,118,958

		7,791,237
Software (5.6%)
Activision Blizzard, Inc.	131,230	12,184,706
Adobe, Inc.(NON)	49,402	24,706,928
Amdocs, Ltd.	23,100	1,638,483
Autodesk, Inc.(NON)	30,200	9,221,268
Cadence Design Systems, Inc.(NON)	36,900	5,034,267
Intuit, Inc.	37,700	14,320,345
Microsoft Corp.	311,534	69,291,391
Nexon Co., Ltd. (Japan)	28,200	868,502
Oracle Corp.	30,900	1,998,921
Sea, Ltd. ADR (Thailand)(NON)	14,391	2,864,529
Take-Two Interactive Software, Inc.(NON)	2,800	581,812
Ubisoft Entertainment SA (France)(NON)	12,686	1,222,388
Veeva Systems, Inc. Class A(NON)	26,000	7,078,500

		151,012,040
Technology (—%)
CACI International, Inc. Class A(NON)	3,700	922,521

		922,521
Technology services (4.5%)
Alibaba Group Holding, Ltd. (China)(NON)	91,956	2,686,736
Alphabet, Inc. Class A(NON)	21,113	37,003,488
Alphabet, Inc. Class C(NON)	8,458	14,817,401
Capgemini SE (France)	3,214	498,399
Cognizant Technology Solutions Corp. Class A	52,000	4,261,400
CompuGroup Medical SE & Co. KgaA (Germany)	15,510	1,489,486
DocuSign, Inc.(NON)	35,654	7,925,884
eBay, Inc.	212,300	10,668,075
Facebook, Inc. Class A(NON)	49,761	13,592,715
Fair Isaac Corp.(NON)	5,300	2,708,512
Fidelity National Information Services, Inc.	39,718	5,618,508
GMO internet, Inc. (Japan)	36,500	1,048,678
GoDaddy, Inc. Class A(NON)	48,900	4,056,255
IBM Corp.	5,900	742,692
Itochu Techno-Solutions Corp. (Japan)	18,700	665,778
Kakaku.com, Inc. (Japan)	10,600	291,038
Leidos Holdings, Inc.	31,100	3,269,232
Nomura Research Institute, Ltd. (Japan)	39,800	1,422,097
Palo Alto Networks, Inc.(NON)	1,500	533,085
Pinterest, Inc. Class A(NON)	61,600	4,059,440
Salesforce.com, Inc.(NON)	9,308	2,071,309

		119,430,208
Transportation (1.1%)
A. P. Moeller-Maersck A/S (Denmark)	224	499,505
Aena SME SA (Spain)(NON)	3,785	660,926
Aurizon Holdings, Ltd. (Australia)	308,513	928,467
Delta Air Lines, Inc.	41,100	1,652,631
Deutsche Post AG (Germany)	37,523	1,856,927
Expeditors International of Washington, Inc.	23,000	2,187,530
FedEx Corp.	5,996	1,556,682
Nippon Express Co., Ltd. (Japan)	4,100	275,841
Old Dominion Freight Line, Inc.	23,200	4,528,176
Southwest Airlines Co.	117,611	5,481,849
Union Pacific Corp.	39,770	8,280,910
Yamato Holdings Co., Ltd. (Japan)	18,500	472,559
Yangzijiang Shipbuilding Holdings, Ltd. (China)	499,300	361,142

		28,743,145
Utilities and power (1.9%)
AES Corp. (The)	32,300	759,050
AGL Energy, Ltd. (Australia)	63,845	588,682
Ameren Corp.	28,562	2,229,550
American Electric Power Co., Inc.	106,020	8,828,285
CLP Holdings, Ltd. (Hong Kong)	46,500	430,464
E.ON SE (Germany)	39,392	436,266
Enel SpA (Italy)	134,300	1,356,210
Energias de Portugal (EDP) SA (Portugal)	339,929	2,142,051
Eni SpA (Italy)	55,107	570,429
Entergy Corp.	18,800	1,876,992
Exelon Corp.	225,626	9,525,930
NRG Energy, Inc.	204,727	7,687,499
Pinnacle West Capital Corp.	17,800	1,423,110
Public Service Enterprise Group, Inc.	46,100	2,687,630
Snam SpA (Italy)	113,039	634,781
Southern Co. (The)	111,100	6,824,873
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)	13,140	13,140
Tokyo Gas Co., Ltd. (Japan)	23,200	539,318
Vistra Energy Corp.	75,800	1,490,227

		50,044,487

Total common stocks (cost $1,208,691,828)		$1,707,312,965

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (18.7%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.1%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$1,562,903	$1,745,341
5.00%, 5/20/49	47,272	53,374
4.70%, with due dates from 5/20/67 to 8/20/67	193,669	223,285
4.611%, 6/20/67	80,904	92,233
4.511%, 3/20/67	97,048	111,362
4.50%, with due dates from 5/15/47 to 5/20/49	664,122	743,993
4.00%, TBA, 1/1/51	1,000,000	1,066,016
3.50%, TBA, 1/1/51	2,000,000	2,119,688
3.00%, TBA, 1/1/51	67,000,000	70,062,108
3.00%, with due dates from 7/20/50 to 10/20/50	58,066,577	61,123,380

		137,340,780
U.S. Government Agency Mortgage Obligations (13.6%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, 9/1/45	286,221	317,869
3.00%, with due dates from 2/1/47 to 1/1/48	22,025,174	23,111,658
Federal National Mortgage Association Pass-Through Certificates
4.50%, 5/1/49	21,025	23,230
4.00%, 1/1/57	1,252,570	1,405,065
4.00%, with due dates from 6/1/48 to 4/1/49	22,599,528	24,113,324
3.50%, 6/1/56	1,906,437	2,131,887
3.00%, with due dates from 4/1/46 to 11/1/48	25,437,632	26,881,105
2.50%, with due dates from 7/1/50 to 9/1/50	20,083,344	21,154,970
Uniform Mortgage-Backed Securities
6.00%, TBA, 1/1/51	11,000,000	12,356,093
4.50%, TBA, 1/1/51	1,000,000	1,083,750
4.00%, TBA, 1/1/51	6,000,000	6,407,344
3.50%, TBA, 1/1/51	26,000,000	27,490,939
2.50%, TBA, 2/1/51	26,000,000	27,361,953
2.50%, TBA, 1/1/51	50,000,000	52,710,940
2.50%, TBA, 1/1/36	31,000,000	32,336,875
2.00%, TBA, 2/1/51	32,000,000	33,198,749
2.00%, TBA, 1/1/51	56,000,000	58,187,500
1.50%, TBA, 1/1/51	12,000,000	12,125,626

		362,398,877

Total U.S. government and agency mortgage obligations (cost $493,958,048)		$499,739,657

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Inflation Index Notes 0.125%, 1/15/30(i)	$689,199	$779,060
U.S. Treasury Notes 2.75%, 2/15/28(i)	17,000	19,667

Total U.S. treasury obligations (cost $798,727)		$798,727

CORPORATE BONDS AND NOTES (16.5%)(a)
	Principal amount	Value
Basic materials (0.8%)
Allegheny Technologies, Inc. sr. unsec. sub. notes 5.875%, 12/1/27	$25,000	$26,313
Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23	255,000	278,269
ArcelorMittal SA sr. unsec. unsub. notes 7.25%, 10/15/39 (France)	240,000	331,200
Atotech Alpha 2 BV 144A sr. unsec. notes 8.75%, 6/1/23 (Netherlands)(PIK)	200,000	201,500
Atotech Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)	200,000	203,000
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26	80,000	83,800
Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/25	185,000	189,394
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29	240,000	259,200
BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24	300,000	308,250
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30	180,000	194,850
Builders FirstSource, Inc. 144A sr. notes 6.75%, 6/1/27	197,000	213,688
BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25	215,000	217,150
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	535,000	579,361
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	265,000	284,364
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	255,000	312,375
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26	974,000	1,153,954
Clearwater Paper Corp. 144A company guaranty sr. unsec. notes 4.75%, 8/15/28	110,000	113,850
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27	360,000	389,700
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24	95,000	98,800
Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (France)	250,000	256,375
Core & Main LP 144A sr. unsec. notes 6.125%, 8/15/25	55,000	56,856
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28	115,000	119,600
Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24	638,000	698,861
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)	460,000	478,975
Freeport-McMoRan, Inc. company guaranty sr. unsec. bonds 4.625%, 8/1/30 (Indonesia)	120,000	131,700
Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 4.375%, 8/1/28 (Indonesia)	200,000	212,500
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)	115,000	143,175
GCP Applied Technologies, Inc. 144A sr. unsec. notes 5.50%, 4/15/26	505,000	520,150
Georgia-Pacific, LLC 144A sr. unsec. sub. notes 2.10%, 4/30/27	642,000	677,794
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 1.625%, 9/1/25	300,000	307,690
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	390,000	435,545
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25	564,000	631,104
GrafTech Finance, Inc. 144A company guaranty sr. notes 4.625%, 12/15/28	60,000	60,675
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.50%, 3/1/29	155,000	158,488
Greif, Inc. 144A company guaranty sr. unsec. notes 6.50%, 3/1/27	290,000	306,675
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)	220,000	228,525
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)	60,000	64,650
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28	195,000	195,488
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)	185,000	183,150
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging Ltd Co-Issuer, LL 144A sr. notes 6.00%, 9/15/28 (Canada)	205,000	210,638
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	605,000	716,203
Kraton Polymers, LLC 144A company guaranty sr. unsec. notes 4.25%, 12/15/25	150,000	153,015
Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24	135,000	138,375
Mauser Packaging Solutions Holding Co. 144A sr. notes 8.50%, 4/15/24	75,000	78,375
Mauser Packaging Solutions Holding Co. 144A sr. notes 5.50%, 4/15/24	60,000	61,184
Mercer International, Inc. sr. unsec. notes 7.375%, 1/15/25 (Canada)	35,000	36,422
Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)	125,000	126,719
Mercer International, Inc. sr. unsec. notes 5.50%, 1/15/26 (Canada)	235,000	239,259
Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26	430,000	449,350
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30	160,000	172,378
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	150,000	204,302
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)	727,000	865,758
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	134,000	147,364
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	417,000	498,616
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 3.468%, 12/1/50	200,000	217,255
Nutrition & Biosciences, Inc. 144A sr. unsec. bonds 2.30%, 11/1/30	352,000	362,568
Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23	300,000	330,044
Rayonier AM Products, Inc. 144A company guaranty sr. notes 7.625%, 1/15/26	30,000	31,283
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	570,000	643,951
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	14,000	14,446
Smurfit Kappa Treasury Funding DAC company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)	210,000	257,513
Syngenta Finance NV 144A company guaranty sr. unsec. unsub. notes 4.892%, 4/24/25 (Switzerland)	255,000	273,680
TMS International Holding Corp. 144A sr. unsec. notes 7.25%, 8/15/25	200,000	203,000
TopBuild Corp. 144A company guaranty sr. unsec. notes 5.625%, 5/1/26	155,000	160,619
Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)	220,000	228,250
Tronox, Inc. 144A company guaranty sr. notes 6.50%, 5/1/25	35,000	37,450
U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24	92,000	94,300
U.S. Concrete, Inc. 144A company guaranty sr. unsec. notes 5.125%, 3/1/29	95,000	97,850
Univar Solutions USA, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/1/27	365,000	385,531
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	210,000	226,538
W.R. Grace & Co.-Conn. 144A company guaranty sr. unsec. notes 4.875%, 6/15/27	165,000	174,986
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	690,000	983,307
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	206,000	294,125
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	243,000	364,402

		20,786,050
Capital goods (0.8%)
Adient Global Holdings, Ltd. 144A company guaranty sr. unsec. notes 4.875%, 8/15/26	200,000	205,500
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31	120,000	122,775
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27	350,000	368,375
American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6.875%, 7/1/28	190,000	204,725
American Axle & Manufacturing, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 4/1/25	55,000	56,925
Amsted Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 7/1/27	170,000	180,625
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30	170,000	178,075
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Luxembourg)(PIK)	400,000	427,000
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. sub. notes 4.125%, 8/15/26 (Ireland)	245,000	256,025
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 8/15/27 (Ireland)	245,000	257,203
ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 4.125%, 12/15/28 (Canada)	100,000	101,750
Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23	94,000	95,175
Berry Global, Inc. 144A company guaranty notes 5.625%, 7/15/27	115,000	123,661
Berry Global, Inc. 144A notes 4.50%, 2/15/26	65,000	66,463
Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)	35,000	36,400
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)	330,000	303,415
Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)	60,000	57,556
CANPACK SA/Eastern PA Land Investment Holding, LLC 144A company guaranty sr. unsec. notes 3.125%, 11/1/25 (Poland)	265,000	267,319
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25	160,000	172,400
Clean Harbors, Inc. 144A sr. unsec. bonds 5.125%, 7/15/29	90,000	98,325
Clean Harbors, Inc. 144A sr. unsec. notes 4.875%, 7/15/27	160,000	166,930
Crown Americas, LLC/Crown Americas Capital Corp. VI company guaranty sr. unsec. notes 4.75%, 2/1/26	130,000	134,875
Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26	150,000	182,625
Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22	510,000	524,628
General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22	245,000	252,902
GFL Environmental, Inc. 144A company guaranty sr. notes 3.50%, 9/1/28 (Canada)	140,000	142,800
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)	95,000	95,713
GFL Environmental, Inc. 144A sr. notes 5.125%, 12/15/26 (Canada)	235,000	249,981
GFL Environmental, Inc. 144A sr. unsec. notes 8.50%, 5/1/27 (Canada)	144,000	159,840
Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22	360,000	369,209
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47	315,000	403,240
Husky III Holding, Ltd. 144A sr. unsec. notes 13.00%, 2/15/25 (Canada)(PIK)	300,000	326,250
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64	515,000	701,159
Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47	504,000	662,442
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31	145,000	147,195
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	794,000	917,481
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	471,000	564,767
MasTec, Inc. 144A company guaranty sr. unsec. notes 4.50%, 8/15/28	240,000	252,000
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	1,165,000	1,317,397
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	471,000	555,945
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	86,000	93,795
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30	320,000	343,625
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 6.625%, 5/13/27	95,000	102,838
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	100,000	107,250
Panther BF Aggregator 2 LP/Panther Finance Co., Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/27	255,000	277,034
Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27	350,000	362,250
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40 (acquired 6/8/20, cost $165,658)(RES)	135,000	175,849
Raytheon Technologies Corp. sr. unsec. notes 2.50%, 12/15/22 (acquired 6/8/20, cost $1,284,498)(RES)	1,245,000	1,289,016
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	1,015,000	1,210,046
RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25	260,000	264,875
Staples, Inc. 144A sr. notes 7.50%, 4/15/26	535,000	558,684
Stevens Holding Co, Inc. 144A company guaranty sr. unsec. notes 6.125%, 10/1/26	340,000	367,200
Tennant Co. company guaranty sr. unsec. unsub. notes 5.625%, 5/1/25	200,000	208,250
Tenneco, Inc. 144A company guaranty sr. notes 7.875%, 1/15/29	25,000	28,069
Titan Acquisition, Ltd./Titan Co-Borrower, LLC 144A sr. unsec. notes 7.75%, 4/15/26 (Canada)	30,000	31,200
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25	35,000	35,963
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26	180,000	186,300
TransDigm, Inc. company guaranty sr. unsec. sub.notes 5.50%, 11/15/27	310,000	325,903
TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24	127,000	129,250
TransDigm, Inc. 144A company guaranty sr. notes 8.00%, 12/15/25	50,000	55,265
TransDigm, Inc. 144A company guaranty sr. notes 6.25%, 3/15/26	545,000	580,425
Vertical Holdco GmbH 144A company guaranty sr. unsec. notes 7.625%, 7/15/28 (Germany)	200,000	218,000
Vertical US Newco, Inc. 144A company guaranty sr. notes 5.25%, 7/15/27	335,000	355,100
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	585,000	667,278
Waste Pro USA, Inc. 144A sr. unsec. notes 5.50%, 2/15/26	455,000	465,238
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28	240,000	272,950
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 6/15/25	120,000	131,980
ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22 (Germany)	156,000	160,438

		20,711,142
Communication services (1.9%)
Altice France Holding SA 144A company guaranty sr. sub. notes 10.50%, 5/15/27 (Luxembourg)	255,000	286,238
Altice France Holding SA 144A company guaranty sr. unsec. notes 6.00%, 2/15/28 (Luxembourg)	375,000	379,688
Altice France SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)	230,000	242,075
Altice France SA 144A company guaranty sr. notes 5.50%, 1/15/28 (France)	200,000	208,000
American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)	972,000	1,072,303
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	445,000	485,059
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	990,000	1,074,071
AT&T, Inc. sr. unsec. bonds 4.30%, 2/15/30	240,000	286,689
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	1,125,000	1,387,699
AT&T, Inc. 144A sr. unsec. bonds 3.55%, 9/15/55	3,180,000	3,169,205
AT&T, Inc. 144A sr. unsec. unsub. bonds 2.55%, 12/1/33	2,977,000	3,051,836
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26	335,000	347,144
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29	1,085,000	1,189,432
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 5/1/32	165,000	176,174
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.50%, 8/15/30	115,000	122,044
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26	215,000	221,848
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 3.75%, 2/15/28	440,000	493,342
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45	1,165,000	1,647,845
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50	730,000	871,912
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51	345,000	358,267
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47	94,000	117,322
Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52	334,000	427,176
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	329,000	415,328
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47	1,144,000	1,427,789
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	540,000	581,045
Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35	110,000	170,040
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25	945,000	1,044,815
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	405,000	452,168
Comcast Corp. sr. unsec. bonds 3.45%, 2/1/50	593,000	699,779
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25	169,000	172,803
Cox Communications, Inc. 144A company guaranty sr. unsec. bonds 2.95%, 10/1/50	752,000	768,858
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	435,000	491,775
Crown Castle International Corp. sr. unsec. bonds 3.80%, 2/15/28(R)	530,000	610,839
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	697,000	786,903
Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)	670,000	755,253
CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24	470,000	508,728
CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21	338,000	351,520
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30	200,000	219,250
CSC Holdings, LLC 144A sr. unsec. unsub. notes 7.50%, 4/1/28	415,000	466,875
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)	435,000	688,246
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24	715,000	749,703
Equinix, Inc. sr. unsec. notes 5.375%, 5/15/27(R)	180,000	196,198
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	476,000	522,537
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)	1,835,000	2,006,880
Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22 (In default)(NON)	415,000	215,800
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27	120,000	129,750
Frontier Communications Corp. 144A notes 6.75%, 5/1/29	220,000	235,400
Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Luxembourg)	10,000	10,238
Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Luxembourg) (In default)(NON)	495,000	353,925
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.625%, 9/15/27	250,000	261,109
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28	165,000	169,538
Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 3.625%, 1/15/29	120,000	119,700
Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)	53,000	57,174
Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)	510,000	646,497
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28	532,000	701,431
Sprint Corp. company guaranty sr. unsec. notes 7.625%, 3/1/26	255,000	316,505
Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23	878,000	1,016,548
Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21	385,000	400,593
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	196,876	198,726
T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23	50,000	50,063
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27	25,000	26,967
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22	75,000	77,344
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. bonds 4.75%, 2/1/28	245,000	263,348
T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 2/1/26	95,000	97,122
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.875%, 4/15/30	566,000	655,541
T-Mobile USA, Inc. 144A company guaranty sr. notes 3.75%, 4/15/27	1,362,000	1,551,045
T-Mobile USA, Inc. 144A company guaranty sr. sub. bonds 2.25%, 11/15/31	1,315,000	1,349,637
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28	400,000	554,009
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	1,685,000	2,113,986
Verizon Communications, Inc. sr. unsec. unsub. bonds 5.25%, 3/16/37	720,000	975,737
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	815,000	1,017,758
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	3,803,000	4,579,685
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	340,000	357,000
Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)	765,000	811,856
Zayo Group Holdings, Inc. 144A sr. notes 4.00%, 3/1/27	45,000	45,113
Zayo Group Holdings, Inc. 144A sr. unsec. notes 6.125%, 3/1/28	105,000	111,038
Ziggo BV 144A company guaranty sr. notes 5.50%, 1/15/27 (Netherlands)	150,000	156,563

		51,329,447
Consumer cyclicals (2.0%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	540,000	607,500
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	328,000	358,445
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	1,555,000	1,770,467
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,122,000	1,165,214
Amazon.com, Inc. sr. unsec. unsub. notes 1.50%, 6/3/30	255,000	259,337
American Builders & Contractors Supply Co., Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/26	65,000	67,356
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28	120,000	124,200
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	536,000	624,737
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.40%, 8/13/21	225,000	229,191
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	1,132,000	1,135,421
Boyd Gaming Corp. company guaranty sr. unsec. notes 6.00%, 8/15/26	105,000	108,938
Boyd Gaming Corp. company guaranty sr. unsec. notes 4.75%, 12/1/27	120,000	124,650
Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26	75,000	77,911
Boyd Gaming Corp. 144A sr. unsec. notes 8.625%, 6/1/25	110,000	122,341
Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.25%, 9/15/27 (Canada)	110,000	117,013
Carnival Corp. 144A sr. notes 11.50%, 4/1/23	105,000	121,456
Carriage Services, Inc. 144A sr. unsec. notes 6.625%, 6/1/26	330,000	352,688
Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22	99,000	97,020
Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23	53,000	50,350
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25	50,000	54,000
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. notes 5.125%, 8/15/27	160,000	161,600
Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. notes 9.25%, 2/15/24	136,000	137,700
Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25	370,000	344,100
Cornerstone Building Brands, Inc. 144A company guaranty sr. unsec. sub. notes 8.00%, 4/15/26	75,000	78,563
CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25	360,000	363,600
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. notes 5.375%, 8/15/26	300,000	243,750
Diamond Sports Group, LLC/Diamond Sports Finance Co. 144A sr. unsec. notes 6.625%, 8/15/27	485,000	293,425
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	206,000	235,974
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	510,000	539,628
Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26	1,680,000	1,864,664
Entercom Media Corp. 144A company guaranty notes 6.50%, 5/1/27	195,000	198,169
Entercom Media Corp. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24	275,000	274,313
Ford Motor Co. sr. unsec. unsub. notes 9.00%, 4/22/25	315,000	386,193
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25	715,000	777,420
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.113%, 5/3/29	220,000	245,014
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.271%, 1/9/27	240,000	253,200
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 4.00%, 11/13/30	315,000	330,750
Fox Corp. sr. unsec. notes Ser. WI, 4.03%, 1/25/24	270,000	297,363
Gap, Inc. (The) 144A sr. notes 8.625%, 5/15/25	90,000	100,374
Gap, Inc. (The) 144A sr. notes 8.375%, 5/15/23	160,000	181,400
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30	95,000	100,106
Gartner, Inc. 144A company guaranty sr. unsec. notes 4.50%, 7/1/28	50,000	52,750
General Motors Co. sr. unsec. notes 6.125%, 10/1/25	175,000	212,270
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	1,431,000	1,611,117
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25	288,000	322,886
General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25	146,000	160,702
Global Payments, Inc. sr. unsec. notes 2.90%, 5/15/30	465,000	506,326
Global Payments, Inc. sr. unsec. unsub. notes 4.00%, 6/1/23	1,120,000	1,211,255
Gray Television, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/15/30	120,000	122,250
Gray Television, Inc. 144A sr. unsec. notes 7.00%, 5/15/27	355,000	388,725
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)	242,000	268,015
Hanesbrands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/15/25	95,000	100,512
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24	150,000	157,125
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27	1,070,000	1,132,515
Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22	795,000	819,821
Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25	310,000	319,688
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26	763,000	851,730
iHeartCommunications, Inc. company guaranty sr. notes 6.375%, 5/1/26	202,066	216,211
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27	467,807	499,384
IHS Markit, Ltd. sr. unsec. sub. bonds 4.75%, 8/1/28 (United Kingdom)	266,000	326,848
IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)	1,820,000	2,088,450
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)	55,000	62,838
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	1,813,000	2,189,747
Iron Mountain, Inc. 144A company guaranty sr. unsec. bonds 5.25%, 3/15/28(R)	105,000	110,805
Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)	350,000	365,750
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27	115,000	121,613
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25	125,000	127,564
JELD-WEN, Inc. 144A sr. notes 6.25%, 5/15/25	95,000	102,125
L Brands, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity	125,000	139,266
L Brands, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity	255,000	282,413
L Brands, Inc. 144A company guaranty sr. notes 6.875%, 7/1/25	60,000	65,147
L Brands, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25	50,000	61,500
L Brands, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30	110,000	122,375
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29	65,000	67,113
Lennar Corp. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24	55,000	63,525
Levi Strauss & Co. sr. unsec. unsub. notes 5.00%, 5/1/25	100,000	102,500
Lions Gate Capital Holdings, LLC 144A company guaranty sr. unsec. notes 5.875%, 11/1/24	205,000	208,075
Lions Gate Capital Holdings, LLC 144A sr. unsec. notes 6.375%, 2/1/24	225,000	230,625
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24	95,000	96,188
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26	145,000	148,988
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27	120,000	134,222
Macy's, Inc. 144A company guaranty sr. unsec. notes 8.375%, 6/15/25	60,000	66,630
Marriott International, Inc. sr. unsec. bonds 4.625%, 6/15/30	240,000	281,635
Marriott International, Inc. sr. unsec. notes Ser. EE, 5.75%, 5/1/25	205,000	239,789
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28	90,000	96,638
Mattamy Group Corp. 144A sr. unsec. notes 5.25%, 12/15/27 (Canada)	330,000	348,975
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)	250,000	265,000
Mattel, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/15/27	340,000	377,825
Meredith Corp. company guaranty sr. unsec. notes 6.875%, 2/1/26	485,000	475,300
Meredith Corp. 144A company guaranty sr. unsec. notes 6.50%, 7/1/25	150,000	159,750
Moody's Corp. sr. unsec. bonds 2.55%, 8/18/60	435,000	407,318
MPH Acquisition Holdings, LLC 144A company guaranty sr. unsec. notes 5.75%, 11/1/28	120,000	117,936
Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25	260,000	272,389
Nexstar Broadcasting, Inc. 144A sr. unsec. notes 4.75%, 11/1/28	120,000	125,550
Nexstar Escrow, Inc. 144A sr. unsec. notes 5.625%, 7/15/27	325,000	348,156
Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)	355,000	364,319
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. notes 5.625%, 10/1/28	170,000	184,714
Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22	145,000	145,381
Nordstrom, Inc. 144A sr. notes 8.75%, 5/15/25	200,000	224,010
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26	1,082,000	1,234,664
Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24	87,000	87,979
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 6.25%, 6/15/25	150,000	158,250
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. bonds 4.625%, 3/15/30	70,000	71,550
Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27	265,000	276,594
Penske Automotive Group, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/25	50,000	50,813
PM General Purchaser, LLC 144A sr. notes 9.50%, 10/1/28	355,000	393,163
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27	120,000	119,100
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28	230,000	246,926
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32	325,000	486,282
PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26	358,000	425,990
QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24	156,000	168,090
Refinitiv US Holdings, Inc. 144A company guaranty sr. notes 6.25%, 5/15/26	325,000	346,938
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 9.125%, 6/15/23	45,000	48,825
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	105,000	114,523
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	200,000	197,167
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27	480,000	531,171
Sabre GLBL, Inc. 144A company guaranty sr. notes 9.25%, 4/15/25	290,000	345,100
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29	375,000	411,563
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28	110,000	118,273
Scotts Miracle-Gro, Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29	345,000	371,738
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29	130,000	135,104
Scripps Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 1/15/31	65,000	67,763
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26	245,000	254,800
Sinclair Television Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 3/1/30	235,000	244,400
Sinclair Television Group, Inc. 144A sr. bonds 4.125%, 12/1/30	120,000	122,788
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.50%, 7/1/29	105,000	115,533
Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27	1,470,000	1,550,850
Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27	155,000	159,456
Six Flags Theme Parks, Inc. 144A company guaranty sr. notes 7.00%, 7/1/25	240,000	259,200
Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24	70,000	71,488
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29	115,000	123,499
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31	195,000	195,975
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27	1,245,000	1,301,025
Standard Industries, Inc. 144A sr. unsec. notes 4.75%, 1/15/28	20,000	21,050
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28	230,000	231,725
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25	205,000	198,338
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30	50,000	56,000
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28	115,000	130,238
Terrier Media Buyer, Inc. 144A company guaranty sr. unsec. notes 8.875%, 12/15/27	350,000	385,875
Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23	380,000	386,688
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26(FWC)	385,000	403,222
TRI Pointe Group, Inc. sr. unsec. notes 5.70%, 6/15/28	120,000	135,480
TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24	130,000	141,895
TWDC Enterprises 18 Corp. sr. unsec. notes 2.75%, 8/16/21	165,000	167,409
Univision Communications, Inc. 144A company guaranty sr. notes 9.50%, 5/1/25	135,000	150,188
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27	240,000	257,772
Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25	150,000	151,125
Valvoline, Inc. company guaranty sr. unsec. notes 4.375%, 8/15/25	75,000	77,458
Valvoline, Inc. 144A company guaranty sr. unsec. unsub. notes 4.25%, 2/15/30	150,000	159,000
ViacomCBS, Inc. company guaranty sr. unsec. bonds 4.20%, 6/1/29	969,000	1,159,140
ViacomCBS, Inc. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27	376,000	412,586
ViacomCBS, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26	152,000	173,964
ViacomCBS, Inc. sr. unsec. notes 4.20%, 5/19/32	4,000	4,821
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	382,000	685,454
Walt Disney Co. (The) company guaranty sr. unsec. notes 7.75%, 1/20/24	262,000	315,649
Weekley Homes, LLC/Weekley Finance Corp. 144A sr. unsec. notes 4.875%, 9/15/28	50,000	52,250
Werner FinCo LP/Werner FinCo, Inc. 144A company guaranty sr. unsec. notes 8.75%, 7/15/25	310,000	328,600
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28	180,000	191,925
WMG Acquisition Corp. 144A company guaranty sr. bonds 3.00%, 2/15/31	195,000	191,100
WMG Acquisition Corp. 144A company guaranty sr. unsec. notes 5.50%, 4/15/26	70,000	72,538
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26	155,000	158,100
Wolverine World Wide, Inc. 144A company guaranty sr. unsec. notes 6.375%, 5/15/25	145,000	154,425
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27	295,000	304,071
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29	295,000	309,013
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. notes 7.75%, 4/15/25	70,000	75,863

		54,097,357
Consumer staples (0.8%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)	160,000	162,149
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)	170,000	175,100
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 3.875%, 1/15/28 (Canada)	210,000	213,675
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30	70,000	77,132
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27	310,000	329,763
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26	200,000	223,810
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 3.65%, 2/1/26	1,043,000	1,178,976
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 5.55%, 1/23/49	525,000	746,483
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 1/23/29	629,000	776,749
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.15%, 1/23/25	156,000	177,636
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	280,000	287,700
Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25	130,000	133,738
Ashtead Capital, Inc. 144A bonds 4.25%, 11/1/29	255,000	278,588
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	1,200,000	1,267,501
Avient Corp. 144A sr. unsec. notes 5.75%, 5/15/25	75,000	79,688
Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25	180,000	183,825
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29	35,000	35,690
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	28,386	32,924
Energizer Holdings, Inc. 144A company guaranty sr. unsec. notes 7.75%, 1/15/27	20,000	22,230
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45	465,000	591,863
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	461,000	714,988
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	462,000	648,780
Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23	380,000	391,400
Go Daddy Operating Co, LLC/GD Finance Co., Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/27	115,000	121,038
Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25	195,000	200,363
Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24	400,000	397,128
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25	120,000	131,100
Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26	170,000	173,613
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.597%, 5/25/28	623,000	758,255
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.417%, 5/25/25	566,000	652,563
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 4.057%, 5/25/23	243,000	264,023
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26	190,000	197,125
KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27	140,000	147,841
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 5.00%, 7/15/35	315,000	381,856
Kraft Heinz Co. (The) company guaranty sr. unsec. notes 3.00%, 6/1/26	345,000	360,274
Kraft Heinz Co. (The) 144A company guaranty sr. unsec. notes 3.875%, 5/15/27	151,000	162,682
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.875%, 5/15/28	170,000	189,763
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26	1,285,000	1,343,211
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	60,000	62,550
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30	50,000	52,000
Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27	241,000	256,144
Match Group, Inc. 144A sr. unsec. unsub. notes 4.625%, 6/1/28	773,000	810,201
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. notes 2.125%, 9/19/22 (Netherlands)	785,000	807,488
Mondelez International Holdings Netherlands BV 144A company guaranty sr. unsec. unsub. notes 2.00%, 10/28/21 (Netherlands)	200,000	202,468
Mondelez International, Inc. sr. unsec. sub. notes 2.125%, 4/13/23	134,000	139,179
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24	1,845,000	1,846,859
Netflix, Inc. sr. unsec. notes 6.375%, 5/15/29	115,000	142,025
Netflix, Inc. sr. unsec. notes 4.875%, 4/15/28	205,000	231,179
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	390,000	467,513
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29	125,000	147,344
Netflix, Inc. 144A sr. unsec. bonds 4.875%, 6/15/30	70,000	80,500
Newell Brands, Inc. sr. unsec. notes 4.875%, 6/1/25	135,000	148,541
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26	215,000	236,823
Rite Aid Corp. 144A company guaranty sr. notes 8.00%, 11/15/26	189,000	202,230
Rite Aid Corp. 144A company guaranty sr. unsec. sub. notes 7.50%, 7/1/25	134,000	139,863
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25	215,000	232,200
Yum! Brands, Inc. sr. unsec. sub. bonds 3.625%, 3/15/31	120,000	121,300
Yum! Brands, Inc. 144A sr. unsec. bonds 4.75%, 1/15/30	115,000	126,098
Yum! Brands, Inc. 144A sr. unsec. notes 7.75%, 4/1/25	50,000	55,375

		20,719,103
Energy (1.3%)
Aker BP ASA 144A sr. unsec. notes 5.875%, 3/31/25 (Norway)	60,000	62,396
Aker BP ASA 144A sr. unsec. notes 3.75%, 1/15/30 (Norway)	240,000	250,200
Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22	240,000	239,400
Antero Resources Corp. 144A company guaranty sr. unsec. notes 8.375%, 7/15/26	115,000	117,379
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40	125,000	133,281
Apache Corp. sr. unsec. unsub. notes 4.875%, 11/15/27	70,000	74,200
Apache Corp. sr. unsec. unsub. notes 4.625%, 11/15/25	50,000	52,851
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28	145,000	150,942
Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22	208,000	212,160
Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)	90,000	61,913
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	695,000	769,475
BP Capital Markets America, Inc. company guaranty sr. unsec. unsub. notes 3.937%, 9/21/28	77,000	90,397
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)	875,000	982,477
Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)	190,000	247,238
ChampionX corp. company guaranty sr. unsec. notes 6.375%, 5/1/26	270,000	272,700
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	841,000	994,885
Chevron Corp. sr. unsec. unsub. notes 2.10%, 5/16/21	622,000	625,389
Comstock Escrow Corp. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	100,000	107,500
Comstock Resources, Inc. company guaranty sr. unsec. sub. notes 9.75%, 8/15/26	135,000	145,463
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25	160,000	163,934
Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27	799,000	913,187
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	210,000	215,292
Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23	320,000	329,952
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31	120,000	133,198
DCP Midstream Operating LP company guaranty sr. unsec. notes 5.625%, 7/15/27	115,000	127,363
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37	305,000	337,025
Devon Energy Corp. sr. unsec. unsub. bonds 7.95%, 4/15/32	170,000	238,425
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31	120,000	166,440
Devon Energy Corp. sr. unsec. unsub. bonds 5.60%, 7/15/41	95,000	116,183
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	390,000	416,399
Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25	65,000	67,666
Diamondback Energy, Inc. sr. unsec. notes 4.75%, 5/31/25	125,000	140,724
Double Eagle III Midco 1 LLC/Double Eagle Finance Corp. 144A sr. unsec. notes 7.75%, 12/15/25	240,000	254,491
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28	400,000	431,480
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 6.625%, 7/15/25	240,000	256,800
Energy Transfer Operating LP company guaranty sr. unsec. bonds 3.75%, 5/15/30	1,410,000	1,520,900
Energy Transfer Operating LP company guaranty sr. unsec. notes 5.875%, 1/15/24	454,000	510,335
Energy Transfer Operating LP company guaranty sr. unsec. notes 2.90%, 5/15/25	201,000	212,651
Energy Transfer Operating LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity	1,540,000	1,301,300
Energy Transfer Operating LP sr. unsec. unsub. bonds 6.125%, 12/15/45	148,000	174,832
Energy Transfer Operating LP sr. unsec. unsub. notes 5.20%, 2/1/22	480,000	497,400
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28	55,000	56,111
EOG Resources, Inc. sr. unsec. unsub. notes 2.625%, 3/15/23	915,000	954,863
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	25,000	26,358
Equinor ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)	235,000	328,803
Exxon Mobil Corp. sr. unsec. unsub. notes 2.222%, 3/1/21	3,130,000	3,134,488
Global Partners LP/GLP Finance Corp. 144A company guaranty sr. unsec. notes 6.875%, 1/15/29	35,000	37,888
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28	215,000	224,742
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26	445,000	462,800
Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28	215,000	216,613
Indigo Natural Resources, LLC 144A sr. unsec. notes 6.875%, 2/15/26	185,000	189,163
Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41	170,000	228,242
MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)	208,000	214,250
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 9.00%, 2/1/25	148,875	141,431
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	55,000	58,850
Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26	40,000	42,926
Noble Energy, Inc. sr. unsec. bonds 6.00%, 3/1/41	115,000	174,939
Northriver Midstream Finance LP 144A sr. notes 5.625%, 2/15/26 (Canada)	130,000	134,225
Occidental Petroleum Corp. sr. unsec. bonds 6.625%, 9/1/30	155,000	168,291
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31	60,000	64,212
Occidental Petroleum Corp. sr. unsec. sub. notes 6.45%, 9/15/36	235,000	246,045
Occidental Petroleum Corp. sr. unsec. sub. notes 5.875%, 9/1/25	55,000	58,575
Occidental Petroleum Corp. sr. unsec. sub. notes 4.85%, 3/15/21	150,000	150,000
Occidental Petroleum Corp. sr. unsec. unsub. notes 3.50%, 6/15/25	120,000	115,915
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.50%, 8/15/34	75,000	86,853
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31	95,000	112,798
Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)	200,000	214,500
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)	634,000	784,632
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)	2,177,000	2,476,338
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.999%, 1/27/28 (Brazil)	136,000	158,950
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 5.299%, 1/27/25 (Brazil)	70,000	79,101
Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela) (In default)(NON)	3,000	113
Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela) (In default)(NON)	575,000	21,563
Petroleos Mexicanos company guaranty sr. unsec. unsub. FRB 7.69%, 1/23/50 (Mexico)	335,000	337,764
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.84%, 1/23/30 (Mexico)	1,635,000	1,711,485
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)	330,000	287,100
Rattler Midstream LP 144A company guaranty sr. unsec. notes 5.625%, 7/15/25	170,000	179,563
Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23	57,000	61,631
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28	314,000	360,044
Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24	155,000	177,210
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	282,000	332,496
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	1,240,000	1,371,391
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27	100,000	79,750
SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24	135,000	115,425
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26	195,000	156,975
SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22	124,000	119,660
SM Energy Co. 144A company guaranty notes 10.00%, 1/15/25	65,000	69,875
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	425,000	476,474
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 10/1/25	60,000	64,350
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30	200,000	205,810
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28	270,000	275,738
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.875%, 1/15/29	70,000	78,838
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 6.50%, 7/15/27	110,000	119,350
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.50%, 3/1/30	70,000	75,999
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 5.00%, 1/15/28	620,000	654,447
Total Capital International SA company guaranty sr. unsec. unsub. notes 2.75%, 6/19/21 (France)	574,000	580,693
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	640,000	678,400
Transocean Pontus, Ltd. 144A company guaranty sr. notes 6.125%, 8/1/25 (Cayman Islands)	85,800	80,652
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27	175,000	159,250
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26	230,000	240,350
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27	115,000	122,772
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27	70,000	73,150
WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23	155,000	176,409
WPX Energy, Inc. sr. unsec. notes 5.75%, 6/1/26	135,000	141,919
WPX Energy, Inc. sr. unsec. notes 4.50%, 1/15/30	90,000	95,400
WPX Energy, Inc. sr. unsec. sub. notes 5.875%, 6/15/28	180,000	196,205
WPX Energy, Inc. sr. unsec. sub. notes 5.25%, 10/15/27	205,000	217,222

		35,554,598
Financials (4.7%)
AG Issuer, LLC 144A sr. notes 6.25%, 3/1/28	215,000	217,419
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	750,000	861,550
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	1,736,000	1,834,690
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27	295,000	315,650
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	272,000	399,261
American Express Co. sr. unsec. notes 2.65%, 12/2/22	915,000	955,114
American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58	47,000	68,860
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)	1,735,000	1,780,717
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	900,000	975,224
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	365,000	370,702
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	233,430
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	600,000	698,343
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	400,000	467,486
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	478,000	541,335
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	60,000	68,550
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	720,000	764,688
Bank of America Corp. sr. unsec. notes Ser. MTN, 3.499%, 5/17/22	1,196,000	1,210,172
Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27	2,720,000	3,043,932
Bank of America Corp. unsec. sub. FRN (BBA LIBOR USD 3 Month + 0.76%), 0.977%, 9/15/26	125,000	122,501
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	1,722,000	2,503,685
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	1,163,000	1,172,374
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	75,000	85,012
Bank of Nova Scotia (The) sr. unsec. notes 2.00%, 11/15/22 (Canada)	935,000	965,550
Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)	210,000	216,024
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50	860,000	921,035
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	190,000	250,673
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.25%, 1/15/21	1,454,000	1,455,624
BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21	330,000	332,247
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31	270,000	268,482
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)	310,000	350,025
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	832,000	940,502
Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)	390,000	424,997
Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22	399,000	431,113
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	128,000	146,139
CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26	222,000	262,295
CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23	63,000	68,749
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	1,543,000	1,751,305
CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22	68,000	72,080
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28	3,193,000	3,626,242
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	721,000	826,323
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	875,000	912,344
Citigroup, Inc. sr. unsec. unsub. notes 2.90%, 12/8/21	588,000	600,708
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46	445,000	594,528
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	520,000	614,712
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26	400,000	468,755
CNO Financial Group, Inc. sr. unsec. notes 5.25%, 5/30/29	210,000	253,522
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	195,000	226,352
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)	1,285,000	1,445,095
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	560,000	623,000
Credit Suisse AG/New York, NY sr. unsec. notes 2.80%, 4/8/22	970,000	1,001,381
Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)	631,000	689,368
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)	342,000	387,350
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	1,375,000	1,433,204
Credit Suisse Group Funding Guernsey, Ltd. company guaranty sr. unsec. unsub. notes 3.45%, 4/16/21 (United Kingdom)	350,000	353,208
Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)	1,620,000	1,660,748
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	684,000	822,398
Digital Realty Trust LP company guaranty sr. unsec. notes 4.75%, 10/1/25(R)	1,305,000	1,527,683
Diversified Healthcare Trust company guaranty sr. unsec. notes 9.75%, 6/15/25(R)	480,000	545,118
DNB Bank ASA 144A sr. unsec. notes 2.15%, 12/2/22 (Norway)	1,635,000	1,693,058
Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31	125,000	183,780
Empire Communities Corp. 144A sr. unsec. notes 7.00%, 12/15/25 (Canada)	85,000	89,250
ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)	205,000	210,125
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	1,713,000	1,917,218
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	245,000	268,793
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	151,000	153,212
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	445,000	493,360
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25	195,000	203,775
Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24	185,000	192,977
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 5.25%, 6/1/25	195,000	219,391
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	125,000	143,459
goeasy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 12/1/24 (Canada)	235,000	244,400
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	1,454,000	1,724,972
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 5.75%, 1/24/22	1,105,000	1,167,980
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	2,755,000	3,143,991
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	386,000	412,794
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	164,000	248,685
HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24	290,000	317,388
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26	290,000	303,279
Huntington Bancshares, Inc. unsec. notes 4.35%, 2/4/23	745,000	798,790
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24	150,000	152,547
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26	215,000	227,664
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27	140,000	150,080
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 4.75%, 9/15/24	140,000	145,425
ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)	465,000	528,617
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40	1,020,000	1,046,852
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	511,000	515,407
International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22	110,000	118,520
iStar, Inc. sr. unsec. notes 5.50%, 2/15/26(R)	195,000	198,900
iStar, Inc. sr. unsec. notes 4.75%, 10/1/24(R)	320,000	324,000
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	250,000	246,875
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	252,000	276,383
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	1,583,000	1,634,448
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (BBA LIBOR USD 3 Month + 1.00%), 1.221%, 5/15/47	864,000	708,480
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	2,840,000	3,574,227
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27	3,080,000	3,500,535
JPMorgan Chase & Co. unsec. sub. FRB 2.956%, 5/13/31	266,000	291,693
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	1,725,000	1,843,681
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44	340,000	446,299
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 10/1/25(R)	170,000	169,575
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)	230,000	225,113
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)	445,000	512,145
Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)	470,000	525,806
LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25	340,000	351,703
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49	425,000	616,077
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	467,000	568,584
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	300,000	423,000
Metropolitan Life Global Funding I 144A notes 2.40%, 6/17/22	1,050,000	1,081,374
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	130,000	137,050
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	1,756,000	1,787,833
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	575,000	661,105
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	965,000	1,313,697
Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27	3,065,000	3,510,086
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 5.50%, 7/28/21	629,000	647,495
Morgan Stanley sr. unsec. unsub. notes Ser. GMTN, 3.125%, 1/23/23	3,025,000	3,192,494
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	450,000	461,433
National Australia Bank, Ltd./New York, NY sr. unsec. notes 2.50%, 1/12/21 (Australia)	810,000	810,367
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 6.00%, 1/15/27	110,000	116,738
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28	195,000	204,750
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.125%, 12/15/30	70,000	73,165
NatWest Group PLC sr. unsec. unsub. FRB 4.892%, 5/18/29 (United Kingdom)	365,000	437,779
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	405,000	459,257
New York Life Global Funding 144A notes 1.10%, 5/5/23	2,650,000	2,696,203
Nordea Bank ABP 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Finland)	815,000	821,413
OneMain Finance Corp. company guaranty sr. unsec. notes 4.00%, 9/15/30	115,000	119,325
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25	230,000	243,225
PNC Bank NA sr. unsec. FRN 2.028%, 12/9/22	1,295,000	1,314,895
PNC Financial Services Group, Inc. (The) sr. unsec. notes 3.30%, 3/8/22	273,000	281,973
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	254,000	272,182
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)	106,000	113,743
Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25	285,000	292,125
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	70,000	74,988
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	288,000	310,320
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.80%, 4/29/22 (Canada)	39,000	40,221
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	615,000	726,025
Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)	635,000	715,054
Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)	241,000	266,703
Service Properties Trust company guaranty sr. unsec. unsub. notes 7.50%, 9/15/25(R)	80,000	92,186
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, 11/18/50 (France)	690,000	730,769
Springleaf Finance Corp. company guaranty sr. unsec. notes 8.875%, 6/1/25	95,000	107,469
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26	105,000	124,163
Springleaf Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28	120,000	142,500
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/25	170,000	197,413
Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29	245,000	275,625
Starwood Property Trust, Inc. sr. unsec. notes 4.75%, 3/15/25(R)	255,000	261,375
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)	1,620,000	1,634,664
Svenska Handelsbanken AB 144A sr. unsec. notes 0.625%, 6/30/23 (Sweden)	290,000	291,974
Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42	385,000	484,897
Toronto-Dominion Bank (The) sr. unsec. unsub. notes Ser. MTN, 1.90%, 12/1/22 (Canada)	2,160,000	2,227,556
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	1,016,000	1,151,446
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29	540,000	571,395
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 12/31/99	495,000	522,833
U.S. Bancorp sr. unsec. unsub. notes Ser. V, 2.625%, 1/24/22	610,000	624,000
U.S. Bancorp unsec. sub. notes unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	460,000	478,015
U.S. Bank NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	2,085,000	2,098,915
UBS AG/London 144A sr. unsec. notes 1.75%, 4/21/22 (United Kingdom)	1,280,000	1,302,775
UBS Group AG 144A sr. unsec. notes 3.491%, 5/23/23 (Switzerland)	2,720,000	2,835,600
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)	395,000	455,706
UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)	1,040,000	1,048,030
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	581,000	655,926
USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25	235,000	240,875
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	364,000	409,955
Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)	550,000	556,153
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	146,000	186,390
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)	724,000	770,969
Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21	1,185,000	1,196,933

		124,472,412
Health care (1.6%)
AbbVie, Inc. sr. unsec. notes 3.20%, 11/21/29	3,715,000	4,163,385
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25 (acquired 5/12/20, cost $687,099)(RES)	640,000	713,714
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25	260,000	219,700
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51	552,000	752,953
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	794,000	866,823
Bausch Health Americas, Inc. 144A sr. unsec. notes 8.50%, 1/31/27	265,000	294,813
Bausch Health Cos., Inc. 144A company guaranty sr. notes 5.50%, 11/1/25	155,000	160,625
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/30/29	215,000	241,684
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 7.00%, 1/15/28	105,000	115,416
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/15/29	170,000	184,663
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25	310,000	319,505
Bausch Health Cos., Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/15/29	100,000	102,820
Bausch Health Cos., Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24	265,000	272,619
Becton Dickinson and Co. sr. unsec. notes 2.823%, 5/20/30	315,000	346,215
Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22	975,000	1,027,889
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 2/20/23	1,690,000	1,777,864
Bristol-Myers Squibb Co. sr. unsec. notes 3.25%, 8/15/22	1,070,000	1,121,004
Bristol-Myers Squibb Co. sr. unsec. notes 2.90%, 7/26/24	1,748,000	1,897,026
Bristol-Myers Squibb Co. sr. unsec. notes 2.25%, 8/15/21	830,000	839,032
Bristol-Myers Squibb Co. sr. unsec. notes 1.45%, 11/13/30	520,000	522,563
Bristol-Myers Squibb Co. sr. unsec. sub. notes 3.40%, 7/26/29	412,000	479,634
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30	115,000	121,889
Centene Corp. sr. unsec. notes 4.625%, 12/15/29	515,000	571,650
Centene Corp. 144A sr. unsec. notes 5.375%, 8/15/26	175,000	184,844
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	150,000	158,207
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26	115,000	123,913
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 6.00%, 1/15/29	25,000	27,000
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27	90,000	97,088
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 9.875%, 6/30/23	50,000	52,563
CHS/Community Health Systems, Inc. 144A company guaranty sub. notes 8.125%, 6/30/24	195,000	202,313
CHS/Community Health Systems, Inc. 144A sr. notes 6.625%, 2/15/25	225,000	236,808
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.90%, 2/15/22	821,000	852,927
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	973,000	1,051,881
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38	2,299,000	2,912,789
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	83,000	88,795
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	283,655	321,816
DH Europe Finance II Sarl company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)	355,000	420,260
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 5.90%, 8/28/28	260,000	306,800
Emergent BioSolutions, Inc. 144A company guaranty sr. unsec. notes 3.875%, 8/15/28	70,000	72,485
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty notes 9.50%, 7/31/27 (Ireland)	98,000	109,393
Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 6/30/28 (Ireland)	150,000	127,500
Global Medical Response, Inc. 144A sr. notes 6.50%, 10/1/25	120,000	125,400
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	210,000	248,535
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	432,000	501,155
HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47	188,000	251,114
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26	490,000	563,206
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30	115,000	122,196
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 5.00%, 6/15/28	75,000	80,063
Jaguar Holding Co. II/PPD Development LP 144A company guaranty sr. unsec. notes 4.625%, 6/15/25	50,000	52,731
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sub. notes 10.00%, 4/15/25 (Luxembourg)	44,000	38,610
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24	44,000	47,443
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	865,000	1,077,969
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25	277,000	300,910
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	1,430,000	1,873,268
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 7.375%, 6/1/25	90,000	95,850
Par Pharmaceutical, Inc. 144A company guaranty sr. notes 7.50%, 4/1/27	36,000	38,880
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	670,000	756,647
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)	1,210,000	1,606,239
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29	320,000	354,400
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	252,000	268,380
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	190,000	197,640
Tenet Healthcare Corp. company guaranty sr. notes 4.625%, 7/15/24	140,000	143,503
Tenet Healthcare Corp. 144A company guaranty notes 6.25%, 2/1/27	55,000	58,300
Tenet Healthcare Corp. 144A company guaranty sr. notes 7.50%, 4/1/25	60,000	65,550
Tenet Healthcare Corp. 144A company guaranty sr. notes 5.125%, 11/1/27	475,000	502,906
Tenet Healthcare Corp. 144A company guaranty sr. notes 4.875%, 1/1/26	645,000	674,741
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.75%, 3/1/28 (Israel)	295,000	333,719
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. notes 6.00%, 4/15/24 (Israel)	485,000	515,919
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21	640,000	641,692
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42	550,000	694,766
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	1,625,000	1,932,083
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.375%, 11/15/21	682,000	694,596
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.875%, 3/15/22	364,000	372,886
UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23	545,000	570,210
Viatris, Inc. 144A company guaranty sr. unsec. notes 2.30%, 6/22/27	723,000	769,721
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	730,000	860,020
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	491,000	508,397

		42,400,513
Technology (1.7%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	680,000	657,539
Alphabet, Inc. sr. unsec. notes 3.625%, 5/19/21	2,056,000	2,082,615
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	670,000	718,390
Analog Devices, Inc. sr. unsec. unsub. notes 3.90%, 12/15/25	603,000	687,709
Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47	1,680,000	2,292,777
Apple, Inc. sr. unsec. notes 3.45%, 5/6/24	335,000	368,764
Apple, Inc. sr. unsec. notes 2.85%, 5/11/24	565,000	609,210
Apple, Inc. sr. unsec. notes 2.85%, 5/6/21	614,000	618,991
Apple, Inc. sr. unsec. notes 0.75%, 5/11/23	1,155,000	1,168,779
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	493,000	675,640
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43	600,000	761,918
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28	90,000	91,143
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28	35,000	36,145
Banff Merger Sub, Inc. 144A sr. unsec. notes 9.75%, 9/1/26	265,000	286,240
Black Knight InfoServ, LLC 144A company guaranty sr. unsec. notes 3.625%, 9/1/28	190,000	194,513
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25	65,000	70,554
Boxer Parent Co., Inc. 144A notes 9.125%, 3/1/26	195,000	209,625
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28	1,550,000	1,708,422
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	1,285,000	1,487,724
BY Crown Parent LLC/BY Bond Finance, Inc. 144A company guaranty sr. notes 4.25%, 1/31/26	90,000	92,250
Cisco Systems, Inc. sr. unsec. unsub. bonds 5.90%, 2/15/39	440,000	678,512
Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26	660,000	725,264
Cisco Systems, Inc. sr. unsec. unsub. notes 2.20%, 2/28/21	854,000	856,656
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26	105,000	110,628
CommScope Finance, LLC 144A sr. notes 5.50%, 3/1/24	65,000	67,015
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27	125,000	133,438
Dell International, LLC/EMC Corp. 144A company guaranty sr. notes 5.85%, 7/15/25	75,000	90,061
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 6.02%, 6/15/26	328,000	400,142
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	170,000	176,311
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46	178,000	269,281
Diebold Nixdorf, Inc. company guaranty sr. unsec. sub. notes 8.50%, 4/15/24	175,000	177,188
Diebold Nixdorf, Inc. 144A company guaranty sr. notes 9.375%, 7/15/25	105,000	117,600
Dun & Bradstreet Corp. (The) 144A sr. notes 6.875%, 8/15/26	66,000	70,950
Fidelity National Information Services, Inc. sr. unsec. notes 3.75%, 5/21/29	935,000	1,097,688
Fidelity National Information Services, Inc. sr. unsec. notes 3.00%, 8/15/26	148,000	164,681
Fidelity National Information Services, Inc. sr. unsec. sub. notes Ser. 10Y, 4.25%, 5/15/28	457,000	543,958
Fiserv, Inc. sr. unsec. bonds 3.50%, 7/1/29	455,000	519,545
Fiserv, Inc. sr. unsec. sub. bonds 4.20%, 10/1/28	1,115,000	1,329,411
Google, LLC sr. unsec. notes 3.375%, 2/25/24	720,000	788,014
IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22	850,000	872,001
Microchip Technology, Inc. company guaranty sr. notes 4.333%, 6/1/23	992,000	1,073,853
Microchip Technology, Inc. 144A company guaranty sr. unsec. notes 4.25%, 9/1/25	245,000	259,196
Microsoft Corp. sr. unsec. unsub. bonds 2.525%, 6/1/50	85,000	89,636
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26	2,165,000	2,361,986
Microsoft Corp. sr. unsec. unsub. notes 3.70%, 8/8/46	1,818,000	2,305,196
Microsoft Corp. sr. unsec. unsub. notes 2.40%, 2/6/22	472,000	481,624
Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21	2,030,000	2,043,964
Oracle Corp. sr. unsec. notes 2.50%, 5/15/22	1,325,000	1,360,425
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	1,705,000	2,105,482
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40	215,000	308,580
Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26	1,255,000	1,379,167
Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22	1,891,000	1,965,528
Oracle Corp. sr. unsec. unsub. notes 1.90%, 9/15/21	870,000	878,761
Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23	585,000	586,463
Qorvo, Inc. 144A company guaranty sr. unsec. bonds 3.375%, 4/1/31	120,000	123,900
Rackspace Technology Global, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/1/28	20,000	20,954
Salesforce.com, Inc. sr. unsec. unsub. notes 3.70%, 4/11/28	2,167,000	2,556,883
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	720,000	702,387
Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24	125,000	129,531
SS&C Technologies, Inc. 144A company guaranty sr. unsec. notes 5.50%, 9/30/27	155,000	165,656
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A company guaranty sr. notes 5.75%, 6/1/25	95,000	100,938
Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25	680,000	702,814
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25	370,000	378,788
Western Digital Corp. company guaranty sr. unsec. notes 4.75%, 2/15/26	130,000	143,650

		46,232,654
Transportation (0.1%)
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44	480,000	599,184
Delta Air Lines Inc/SkyMiles IP, Ltd. 144A company guaranty sr. notes 4.75%, 10/20/28	360,000	392,944
FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22	77,000	79,763
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	254,000	282,433
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.90%, 2/1/24	450,000	490,377
Watco Cos LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27	530,000	573,725

		2,418,426
Utilities and power (0.8%)
AES Corp. (The) 144A sr. unsec. bonds 2.45%, 1/15/31	1,110,000	1,124,971
AES Corp. (The) 144A sr. unsec. notes 3.30%, 7/15/25	75,000	81,750
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	1,130,000	1,350,559
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43	110,000	108,233
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26	60,000	60,780
Buckeye Partners LP 144A sr. unsec. notes 4.50%, 3/1/28	90,000	92,700
Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26	98,000	101,381
Calpine Corp. 144A company guaranty sr. notes 4.50%, 2/15/28	350,000	364,000
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31	50,000	52,250
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29	25,000	25,707
Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37	50,000	61,614
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36	133,000	192,044
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	275,000	333,504
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	835,000	1,057,422
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	980,000	1,093,637
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39	210,000	326,306
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	860,000	996,347
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23	370,000	398,043
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	815,000	952,735
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	686,000	798,621
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	417,000	451,952
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	1,680,000	1,959,107
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	146,000	159,136
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	98,000	119,962
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	599,000	599,049
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	300,000	315,731
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23	1,374,000	1,445,050
Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32	107,000	154,689
NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26	175,000	185,500
NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27	50,000	52,802
NRG Energy, Inc. company guaranty sr. unsec. notes 5.75%, 1/15/28	95,000	103,788
NRG Energy, Inc. 144A company guaranty sr. bonds 4.45%, 6/15/29	973,000	1,128,338
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	679,000	739,533
NRG Energy, Inc. 144A sr. unsec. bonds 5.25%, 6/15/29	100,000	110,000
NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)	450,000	463,567
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42	175,000	250,126
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45	760,000	928,290
Pacific Gas and Electric Co. bonds 2.50%, 2/1/31	375,000	376,369
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26	220,000	232,789
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	150,000	152,643
Pacific Gas and Electric Co. sr. notes 3.30%, 3/15/27	265,000	283,854
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22	370,000	386,660
PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23	20,000	21,240
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40	160,000	230,800
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/21(F)	64,000	96
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	566,000	642,422
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	601,000	650,843
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.625%, 2/15/27	135,000	143,591
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26	295,000	307,449
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27	155,000	164,236

		22,332,216

Total corporate bonds and notes (cost $403,360,132)		$441,053,918

MORTGAGE-BACKED SECURITIES (3.4%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (0.1%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x 1 Month US LIBOR) + 25.79%), 25.155%, 4/15/37	$59,010	$109,168
REMICs IFB Ser. 3072, Class SM, ((-3.667 x 1 Month US LIBOR) + 23.80%), 23.215%, 11/15/35	34,883	62,092
REMICs IFB Ser. 3249, Class PS, ((-3.3 x 1 Month US LIBOR) + 22.28%), 21.752%, 12/15/36	35,661	58,127
REMICs IFB Ser. 2990, Class LB, ((-2.556 x 1 Month US LIBOR) + 16.95%), 16.54%, 6/15/34	42,190	51,472
REMICs IFB Ser. 3829, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.95%), 6.791%, 3/15/41	1,174,607	218,747
REMICs Ser. 3391, PO, zero %, 4/15/37	4,198	3,925
REMICs Ser. 3206, Class EO, PO, zero %, 8/15/36	1,890	1,796
REMICs Ser. 3326, Class WF, zero %, 10/15/35	3,019	2,740
REMICs FRB Ser. 3117, Class AF, (1 Month US LIBOR + 0.00%), zero %, 2/15/36	6,623	5,960
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x 1 Month US LIBOR) + 39.90%), 39.012%, 7/25/36	19,286	37,028
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x 1 Month US LIBOR) + 24.20%), 23.657%, 6/25/37	45,947	80,867
REMICs IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 19.806%, 8/25/35	21,427	29,881
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x 1 Month US LIBOR) + 20.12%), 19.665%, 12/25/35	26,570	38,526
REMICs IFB Ser. 05-83, Class QP, ((-2.6 x 1 Month US LIBOR) + 17.39%), 17.009%, 11/25/34	8,089	9,707
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	13,985	13,006
REMICs Ser. 06-125, Class OX, PO, zero %, 1/25/37	1,126	1,013
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	1,728	1,590
REMICs Ser. 06-46, Class OC, PO, zero %, 6/25/36	3,384	3,181
Government National Mortgage Association
IFB Ser. 19-78, Class SJ, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/20/49	98,446	12,142
IFB Ser. 13-99, Class AS, IO, ((-1 x 1 Month US LIBOR) + 6.05%), 5.898%, 6/20/43	1,189,119	230,335
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47	1,364,864	237,933
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	274,839	51,791
Ser. 18-127, Class IB, IO, 4.50%, 6/20/45	39,856	3,395
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	57,491	8,842
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44	2,589,904	193,569
Ser. 13-14, IO, 3.50%, 12/20/42	594,250	49,121
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41	574,669	14,583
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39	772,797	22,257
Ser. 16-H16, Class EI, IO, 2.495%, 6/20/66(WAC)	3,202,247	290,444
Ser. 15-H25, Class BI, IO, 1.942%, 10/20/65(WAC)	4,339,433	372,757
Ser. 15-H26, Class EI, IO, 1.724%, 10/20/65(WAC)	2,446,438	169,783
Ser. 06-36, Class OD, PO, zero %, 7/16/36	1,476	1,328

		2,387,106
Commercial mortgage-backed securities (1.8%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.425%, 1/15/49(WAC)	136,070	1
Bank FRB Ser. 17-BNK8, Class B, 3.927%, 11/15/50(WAC)	476,000	539,451
Barclays Commercial Mortgage Trust Ser. 19-C3, Class B, 4.096%, 5/15/52	352,000	393,257
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.518%, 3/11/39 (In default)(NON)(WAC)	53,221	38,053
FRB Ser. 06-PW14, Class X1, IO, 0.557%, 12/11/38(WAC)	118,112	1,217
CD Commercial Mortgage Trust
FRB Ser. 17-CD6, Class AM, 3.709%, 11/13/50(WAC)	380,000	425,279
Ser. 17-CD3, Class A4, 3.631%, 2/10/50	394,000	448,391
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	344,000	380,570
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C1, Class D, 6.043%, 4/15/44(WAC)	617,000	610,810
FRB Ser. 11-C2, Class D, 5.739%, 12/15/47(WAC)	254,000	256,540
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	618,000	671,906
Citigroup Commercial Mortgage Trust 144A
FRB Ser. 14-GC19, Class D, 5.092%, 3/10/47(WAC)	271,000	283,990
FRB Ser. 12-GC8, Class XA, IO, 1.751%, 9/10/45(WAC)	5,675,395	115,772
FRB Ser. 06-C5, Class XC, IO, 0.517%, 10/15/49(WAC)	4,185,840	42
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 4.886%, 11/10/46(WAC)	753,000	813,240
FRB Ser. 14-CR18, Class C, 4.743%, 7/15/47(WAC)	346,000	350,134
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	411,000	449,457
FRB Ser. 14-UBS6, Class C, 4.446%, 12/10/47(WAC)	500,000	487,445
Ser. 14-CR19, Class AM, 4.08%, 8/10/47	782,000	852,658
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	942,000	978,212
FRB Ser. 14-CR18, Class XA, IO, 1.007%, 7/15/47(WAC)	2,165,612	63,777
FRB Ser. 14-CR19, Class XA, IO, 0.975%, 8/10/47(WAC)	5,758,911	160,906
FRB Ser. 13-CR11, Class XA, IO, 0.92%, 8/10/50(WAC)	5,756,797	123,881
FRB Ser. 14-UBS6, Class XA, IO, 0.887%, 12/10/47(WAC)	6,176,807	163,049
FRB Ser. 14-LC17, Class XA, IO, 0.723%, 10/10/47(WAC)	5,406,589	117,804
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 5.792%, 7/10/46(WAC)	1,106,000	998,651
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.014%, 1/15/49(WAC)	3,087,420	31
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.732%, 5/15/38(WAC)	48,647	371
CSAIL Commercial Mortgage Trust
Ser. 19-C15, Class B, 4.476%, 3/15/52	376,000	430,437
FRB Ser. 15-C1, Class C, 4.264%, 4/15/50(WAC)	1,318,000	1,263,310
Ser. 15-C1, Class AS, 3.791%, 4/15/50(WAC)	1,138,000	1,227,618
FRB Ser. 20-C19, Class XA, IO, 1.121%, 3/15/53(WAC)	10,633,480	866,288
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.764%, 4/15/50(WAC)	501,000	331,668
CSMC Trust FRB Ser. 16-NXSR, Class C, 4.357%, 12/15/49(WAC)	1,264,000	1,071,570
DBUBS Mortgage Trust 144A
FRB Ser. 11-LC3A, Class D, 5.335%, 8/10/44(WAC)	2,098,000	1,979,677
Ser. 11-LC2A, Class B, 4.998%, 7/10/44(WAC)	483,000	486,358
Federal Home Loan Mortgage Corporation
Multifamily Structured Pass-Through Certificates FRB Ser. K105, Class X1, IO, 1.523%, 1/25/30(WAC)	4,428,859	525,086
Multifamily Structured Pass-Through Certificates FRB Ser. K106, Class X1, IO, 1.355%, 1/25/30(WAC)	8,430,475	892,846
Multifamily Structured Pass-Through Certificates FRB Ser. K121, Class X1, IO, 1.029%, 10/25/30(WAC)	4,925,000	419,118
Multifamily Structured Pass-Through Certificates FRB Ser. KW01, Class X1, IO, 0.967%, 1/25/26(WAC)	9,743,647	386,040
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.489%, 2/10/46(WAC)	3,845,275	105,379
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.989%, 1/10/47(WAC)	560,000	462,000
FRB Ser. 14-GC22, Class C, 4.692%, 6/10/47(WAC)	931,000	912,051
Ser. 15-GC32, Class AS, 4.018%, 7/10/48(WAC)	535,000	592,780
Ser. 17-GS7, Class AS, 3.663%, 8/10/50	542,000	608,395
Ser. 19-GC42, Class AS, 3.212%, 9/1/52	537,000	598,594
Ser. 16-GS3, Class A4, 2.85%, 10/10/49	646,000	701,814
FRB Ser. 13-GC12, Class XA, IO, 1.407%, 6/10/46(WAC)	2,254,651	59,329
FRB Ser. 14-GC22, Class XA, IO, 0.98%, 6/10/47(WAC)	4,982,762	122,078
FRB Ser. 14-GC24, Class XA, IO, 0.732%, 9/10/47(WAC)	9,397,578	203,927
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 5.982%, 8/10/43(WAC)	741,000	111,211
FRB Ser. 11-GC3, Class C, 5.545%, 3/10/44(WAC)	1,031,000	1,029,454
FRB Ser. 11-GC3, Class D, 5.545%, 3/10/44(WAC)	748,000	739,717
Ser. 12-GC6, Class AS, 4.948%, 1/12/45	381,000	391,097
FRB Ser. 13-GC14, Class B, 4.743%, 8/10/46(WAC)	420,000	453,531
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C22, Class C, 4.554%, 9/15/47(WAC)	370,000	318,971
FRB Ser. 13-C12, Class B, 4.099%, 7/15/45(WAC)	435,000	453,675
FRB Ser. 13-C12, Class C, 4.099%, 7/15/45(WAC)	754,000	744,191
Ser. 16-C1, Class AS, 3.97%, 3/15/49	423,000	467,483
FRB Ser. 15-C33, Class XA, IO, 0.907%, 12/15/48(WAC)	4,466,812	173,502
FRB Ser. 14-C25, Class XA, IO, 0.846%, 11/15/47(WAC)	6,892,128	186,563
FRB Ser. 14-C19, Class XA, IO, 0.741%, 4/15/47(WAC)	5,642,827	83,367
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 13-C16, Class AS, 4.517%, 12/15/46	442,000	480,630
Ser. 12-C6, Class AS, 4.117%, 5/15/45	811,000	838,735
Ser. 13-C10, Class AS, 3.372%, 12/15/47	380,000	392,365
Ser. 13-LC11, Class AS, 3.216%, 4/15/46	731,000	759,862
FRB Ser. 06-LDP8, Class X, IO, 0.286%, 5/15/45(WAC)	1,684,975	17
FRB Ser. 07-LDPX, Class X, IO, 0.052%, 1/15/49(WAC)	1,294,420	13
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C2, Class C2, 5.655%, 11/15/43(WAC)	422,000	400,995
FRB Ser. 12-C6, Class E, 5.152%, 5/15/45(WAC)	1,175,000	575,750
FRB Ser. 12-C8, Class D, 4.67%, 10/15/45(WAC)	755,000	635,925
LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.274%, 4/15/41(WAC)	46,654	47,160
FRB Ser. 07-C2, Class XW, IO, 0.147%, 2/15/40(WAC)	58,117	6
LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.185%, 4/20/48(WAC)	1,222,000	1,273,544
Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 07-C5, Class X, IO, 6.571%, 12/15/49(WAC)	18,514	—
FRB Ser. 06-C4, Class X, IO, 5.694%, 7/15/45(WAC)	15,274	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.05%, 2/15/47(WAC)	492,000	531,695
FRB Ser. 14-C17, Class C, 4.479%, 8/15/47(WAC)	1,106,000	1,013,535
FRB Ser. 15-C24, Class B, 4.342%, 5/15/48(WAC)	362,000	389,745
FRB Ser. 14-C17, Class XA, IO, 1.076%, 8/15/47(WAC)	3,561,128	92,921
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class D, 4.606%, 11/15/45(WAC)	491,000	478,199
FRB Ser. 13-C9, Class D, 4.118%, 5/15/46(WAC)	441,000	396,900
Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)	90,775	20,424
FRB Ser. 16-BNK2, Class C, 3.902%, 11/15/49(WAC)	441,000	438,795
Morgan Stanley Capital I Trust 144A
FRB Ser. 11-C3, Class B, 5.244%, 7/15/49(WAC)	671,000	676,948
FRB Ser. 11-C3, Class D, 5.244%, 7/15/49(WAC)	324,000	299,753
Multifamily Connecticut Avenue Securities Trust 144A FRB Ser. 19-01, Class M7, 1.848%, 10/15/49	658,055	628,442
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	417,718	4
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class C, 5.569%, 5/10/45(WAC)	505,000	494,763
UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C4, Class XA, IO, 1.603%, 12/10/45(WAC)	4,432,218	97,450
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.265%, 11/15/48(WAC)	1,402,162	42
Wells Fargo Commercial Mortgage Trust
Ser. 18-C46, Class B, 4.633%, 8/15/51	367,000	421,967
FRB Ser. 13-LC12, Class C, 4.275%, 7/15/46(WAC)	501,000	443,898
Ser. 19-C49, Class AS, 4.244%, 3/15/52	333,000	387,081
Ser. 17-C39, Class A5, 3.418%, 9/15/50	609,000	690,521
FRB Ser. 14-LC16, Class XA, IO, 1.089%, 8/15/50(WAC)	10,602,039	320,335
FRB Ser. 16-LC25, Class XA, IO, 0.968%, 12/15/59(WAC)	9,468,378	359,827
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.275%, 7/15/46(WAC)	521,000	208,400
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	491,000	530,223
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	1,253,000	1,337,878
FRB Ser. 13-C11, Class C, 4.20%, 3/15/45(WAC)	505,000	524,077
Ser. 13-C12, Class AS, 3.56%, 3/15/48	1,192,000	1,247,725
Ser. 13-C11, Class AS, 3.311%, 3/15/45	455,000	470,204
FRB Ser. 14-C22, Class XA, IO, 0.805%, 9/15/57(WAC)	24,793,587	578,038
FRB Ser. 13-C14, Class XA, IO, 0.719%, 6/15/46(WAC)	12,716,425	163,683
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.642%, 3/15/44(WAC)	1,022,000	622,763
FRB Ser. 11-C2, Class D, 5.523%, 2/15/44(WAC)	502,922	502,268
Ser. 11-C4, Class E, 5.193%, 6/15/44(WAC)	138,000	83,431
FRB Ser. 12-C9, Class D, 4.811%, 11/15/45(WAC)	546,000	446,952
FRB Ser. 13-C15, Class D, 4.49%, 8/15/46(WAC)	599,000	248,235
FRB Ser. 12-C9, Class XA, IO, 1.878%, 11/15/45(WAC)	4,590,506	115,915
FRB Ser. 12-C10, Class XA, IO, 1.523%, 12/15/45(WAC)	4,514,581	99,208

		49,891,267
Residential mortgage-backed securities (non-agency) (1.5%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (1 Month US LIBOR + 0.19%), 0.338%, 5/25/47	1,469,584	745,614
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	256,496	264,340
Ser. 18-1, Class A3, 4.157%, 4/25/48(WAC)	413,151	419,760
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	410,390	419,831
Banc of America Funding Trust FRB Ser. 05-B, Class 3M1, (1 Month US LIBOR + 0.68%), 0.827%, 4/20/35	300,956	296,094
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.60%), 0.748%, 9/25/45	173,366	161,537
Bellemeade Re, Ltd. 144A
FRB Ser. 19-4A, Class M1C, (1 Month US LIBOR + 2.50%), 2.648%, 10/25/29 (Bermuda)	502,000	488,688
FRB Ser. 20-2A, Class M1A, (1 Month US LIBOR + 2.30%), 2.448%, 8/26/30 (Bermuda)	205,000	205,700
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.28%, 5/25/35(WAC)	365,209	374,460
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	286,416	288,564
Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 1A1, 1.65%, 8/25/35(WAC)	130,385	109,110
FRB Ser. 06-OA7, Class 1A2, (1 Month US LIBOR + 0.94%), 1.549%, 6/25/46	734,568	648,740
FRB Ser. 05-59, Class 1A1, (1 Month US LIBOR + 0.33%), 0.804%, 11/20/35	284,333	259,161
FRB Ser. 06-24CB, Class A19, (1 Month US LIBOR + 0.50%), 0.648%, 8/25/36	484,014	231,997
FRB Ser. 06-OA10, Class 4A1, (1 Month US LIBOR + 0.19%), 0.528%, 8/25/46	1,114,438	1,076,276
FRB Ser. 06-OA19, Class A1, (1 Month US LIBOR + 0.18%), 0.332%, 2/20/47	635,002	485,452
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A1, 1.692%, 5/25/65	338,151	340,687
Eagle Re, Ltd. 144A
FRB Ser. 18-1, Class M2, (1 Month US LIBOR + 3.00%), 3.148%, 11/25/28	190,000	190,507
FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 1.848%, 11/25/28 (Bermuda)	357,894	354,422
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (1 Month US LIBOR + 6.35%), 6.498%, 9/25/28	387,543	410,742
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M3, (1 Month US LIBOR + 5.55%), 5.70%, 7/25/28	938,443	979,180
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, (1 Month US LIBOR + 5.15%), 5.298%, 11/25/28	687,655	721,445
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (1 Month US LIBOR + 5.00%), 5.148%, 12/25/28	199,545	208,718
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M3, (1 Month US LIBOR + 4.80%), 4.948%, 5/25/28	353,491	367,586
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 4.898%, 10/25/24	286,992	290,963
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (1 Month US LIBOR + 4.70%), 4.848%, 4/25/28	792,968	825,117
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M3, (1 Month US LIBOR + 4.65%), 4.798%, 10/25/28	3,088,407	3,210,481
Structured Agency Credit Risk Debt FRN Ser. 15-DN1, Class M3, (1 Month US LIBOR + 4.15%), 4.298%, 1/25/25	68,665	69,268
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 4.048%, 12/25/27	145,979	148,131
Structured Agency Credit Risk Debt FRN Ser. 16-HQA3, Class M3, (1 Month US LIBOR + 3.85%), 3.998%, 3/25/29	820,000	848,415
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M3, (1 Month US LIBOR + 3.75%), 3.898%, 9/25/24	332,182	340,655
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M2, (1 Month US LIBOR + 3.45%), 3.598%, 10/25/29	413,000	425,802
Structured Agency Credit Risk Debt FRN Ser. 17-DNA1, Class M2, (1 Month US LIBOR + 3.25%), 3.398%, 7/25/29	307,622	314,980
Structured Agency Credit Risk Debt FRN Ser. 17-DNA2, Class M1, (1 Month US LIBOR + 1.20%), 1.348%, 10/25/29	202,808	202,808
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class M2, (1 Month US LIBOR + 2.65%), 2.798%, 1/25/49	166,698	165,326
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class M2, (1 Month US LIBOR + 2.45%), 2.598%, 3/25/49	16,721	16,637
Structured Agency Credit Risk Trust FRB Ser. 19-HQA1, Class M2, (1 Month US LIBOR + 2.35%), 2.498%, 2/25/49	159,986	159,414
Structured Agency Credit Risk Trust FRB Ser. 18-HQA2, Class M2, (1 Month US LIBOR + 2.30%), 2.448%, 10/25/48	105,900	104,072
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (1 Month US LIBOR + 1.90%), 2.048%, 1/25/50	386,000	383,679
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA4, Class M1, (1 Month US LIBOR + 1.30%), 1.448%, 9/25/50	209,082	209,246
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M1, (US 30 DAY AVERAGE SORF + 1.30%), 1.382%, 10/25/50	49,000	49,015
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (1 Month US LIBOR + 6.95%), 7.098%, 8/25/28	586,539	627,153
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 6.898%, 8/25/28	1,347,861	1,417,782
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 6.148%, 9/25/28	1,352,454	1,428,321
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 6.048%, 10/25/28	552,178	580,421
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 5.848%, 4/25/28	1,081,741	1,154,183
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 5.698%, 4/25/28	1,047,324	1,099,557
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 7/25/25	284,570	290,481
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 5.148%, 11/25/24	77,286	78,978
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 5.048%, 11/25/24	278,132	285,163
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (1 Month US LIBOR + 4.45%), 4.598%, 1/25/29	804,899	835,844
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (1 Month US LIBOR + 4.35%), 4.498%, 5/25/29	111,432	115,663
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, (1 Month US LIBOR + 4.30%), 4.448%, 2/25/25	161,927	164,410
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 4/25/29	349,795	361,932
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (1 Month US LIBOR + 4.25%), 4.398%, 1/25/29	1,629,714	1,692,990
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	70,362	71,416
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 4.148%, 5/25/25	246,694	250,357
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (1 Month US LIBOR + 3.55%), 3.698%, 7/25/29	665,019	684,122
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 3.048%, 7/25/24	278,224	277,424
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 2.748%, 5/25/24	239,380	233,202
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (1 Month US LIBOR + 1.25%), 1.398%, 7/25/29	310,000	315,650
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (1 Month US LIBOR + 2.15%), 2.298%, 11/25/39	141,699	139,184
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (1 Month US LIBOR + 2.05%), 2.198%, 1/25/40	920,000	913,071
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 1.748%, 10/25/28 (Bermuda)	160,397	158,655
Legacy Mortgage Asset Trust 144A
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	420,045	422,985
FRB Ser. 19-GS7, Class A1, 3.25%, 11/25/59	619,314	620,553
FRB Ser. 20-GS1, Class A1, 2.882%, 10/25/59	575,987	577,715
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (1 Month US LIBOR + 0.80%), 0.948%, 2/25/34	641,278	631,165
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.64%, 2/25/35(WAC)	139,448	144,854
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (1 Month US LIBOR + 0.83%), 0.973%, 8/25/34	111,702	108,351
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.976%, 8/26/47(WAC)	160,000	153,928
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 1.048%, 1/25/48	483,958	479,209
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 1.698%, 7/25/28 (Bermuda)	42,343	42,037
OSW Structured Asset Trust 144A FRB Ser. 20-RPL1, Class A1, 3.199%, 12/26/59	397,597	399,729
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 1.198%, 10/25/34	540,000	525,634
Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, (1 Month US LIBOR + 0.52%), 1.188%, 3/25/34	316,109	293,567
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	886,000	887,116
Structured Asset Investment Loan Trust FRB Ser. 04-10, Class A10, (1 Month US LIBOR + 0.90%), 1.048%, 11/25/34	346,913	346,803
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 0.998%, 5/25/47	600,599	468,383
Towd Point Mortgage Trust 144A
Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	282,000	305,493
Ser. 14-1, Class A2, 3.25%, 10/25/53(WAC)	611,658	619,338
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 07-HY2, Class 1A1, 3.324%, 12/25/36(WAC)	414,701	401,152
FRB Ser. 05-AR12, Class 1A8, 2.917%, 10/25/35(WAC)	659,210	651,909
FRB Ser. 05-AR14, Class 1A2, 2.899%, 12/25/35(WAC)	240,953	236,137
FRB Ser. 05-AR9, Class A1C3, (1 Month US LIBOR + 0.96%), 1.108%, 7/25/45	262,260	249,226
FRB Ser. 05-AR11, Class A1B3, (1 Month US LIBOR + 0.40%), 0.948%, 8/25/45	224,926	209,811

		39,763,674

Total mortgage-backed securities (cost $96,968,663)		$92,042,047

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
	Principal amount	Value
Chile (Republic of) sr. unsec. bonds 2.45%, 1/31/31 (Chile)	$840,000	$898,800
Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)	517,000	575,604
Dominican (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 2/15/48 (Dominican Republic)	450,000	531,005
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)	650,000	780,000
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.00%, 7/19/28 (Dominican Republic)	278,000	332,560
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)	938,000	1,092,770
Indonesia (Republic of) sr. unsec. unsub. notes 3.85%, 10/15/30 (Indonesia)	650,000	755,326
Indonesia (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.75%, 1/8/26 (Indonesia)	2,270,000	2,653,085
Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)	400,000	467,507
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)	990,000	1,150,851
Ivory Coast (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Ivory Coast)	1,300,000	1,462,500
Ivory Coast (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.375%, 7/23/24 (Ivory Coast)	550,000	581,625
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)	880,000	1,189,109
Kazakhstan (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.125%, 7/21/25 (Kazakhstan)	520,000	614,029
Mexico (Government of) sr. unsec. bonds 5.55%, 1/21/45 (Mexico)	1,834,000	2,404,851
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)	750,000	875,633
Peru (Republic of) sr. unsec. bonds 8.75%, 11/21/33 (Peru)	630,000	1,075,731
Peru (Republic of) sr. unsec. unsub. bonds 5.625%, 11/18/50 (Peru)	175,000	275,188
Peru (Republic of) sr. unsec. unsub. notes 2.392%, 1/23/26 (Peru)	1,106,000	1,179,560
Senegal (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.75%, 3/13/48 (Senegal)	200,000	219,750
Senegal (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.25%, 7/30/24 (Senegal)	200,000	220,000
Senegal (Republic of) unsec. bonds Ser. REGS, 6.25%, 5/23/33 (Senegal)	1,065,000	1,194,131
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)	575,000	621,717
United Mexican States sr. unsec. bonds 2.659%, 5/24/31 (Mexico)	229,000	234,496
Uruguay (Oriental Republic of) sr. unsec. bonds 5.10%, 6/18/50 (Uruguay)	300,000	419,628
Venezuela (Republic of) sr. unsec. notes 9.00%, 5/7/23 (Venezuela) (In default)(NON)	731,000	69,445
Venezuela (Republic of) sr. unsec. notes 7.65%, 4/21/25 (Venezuela) (In default)(NON)	1,000	95
Venezuela (Republic of) sr. unsec. unsub. notes 8.25%, 10/13/24 (Venezuela) (In default)(NON)	1,184,000	112,480

Total foreign government and agency bonds and notes (cost $20,133,816)		$21,987,476

ASSET-BACKED SECURITIES (0.5%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (BBA LIBOR USD 3 Month + 2.90%), 3.107%, 7/25/24	$826,000	$828,065
Mello Warehouse Securitization Trust 144A
FRB Ser. 20-1, Class A, (1 Month US LIBOR + 0.90%), 1.048%, 10/25/53	389,000	389,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.80%), 0.953%, 11/25/53	234,000	234,000
FRB Ser. 19-1, Class A, (1 Month US LIBOR + 0.80%), 0.948%, 6/25/52	1,644,000	1,642,973
MRA Issuance Trust 144A
FRB Ser. 20-2, Class A2, (1 Month US LIBOR + 1.45%), 1.95%, 7/21/21	783,000	788,231
FRB Ser. 20-11, Class A1X, (1 Month US LIBOR + 1.75%), 1.90%, 4/23/21	891,000	893,420
FRB Ser. 20-12, Class A1X, (1 Month US LIBOR + 1.35%), zero %, 7/15/21	769,000	769,000
Station Place Securitization Trust 144A
FRB Ser. 20-6, Class A, (1 Month US LIBOR + 1.75%), 1.893%, 9/7/21	982,000	982,000
FRB Ser. 20-13, Class A, (1 Month US LIBOR + 1.50%), 1.643%, 10/10/21	909,000	909,000
FRB Ser. 20-15, Class A, (1 Month US LIBOR + 1.37%), 1.513%, 12/10/21	902,000	902,000
FRB Ser. 20-WL1, Class A, (1 Month US LIBOR + 1.15%), 1.298%, 6/25/51	936,000	936,000
FRB Ser. 20-2, Class A, (1 Month US LIBOR + 0.83%), 0.978%, 3/26/21	2,070,000	2,070,000
Toorak Mortgage Corp., Ltd. 144A Ser. 19-1, Class A1, 4.336%, 3/25/22(WAC)	910,000	914,550
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 0.749%, 1/25/46	939,687	938,299

Total asset-backed securities (cost $13,180,907)		$13,196,538

SENIOR LOANS (0.2%)(a)(c)
	Principal amount	Value
American Axle and Manufacturing, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 2.25%), 3.00%, 4/6/24	$59,532	$58,546
AppleCaramel Buyer, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/27	195,000	194,797
Arches Buyer, Inc. bank term loan FRN (1 Month US LIBOR + 4.00%), 4.50%, 11/24/27	335,000	334,761
Brand Industrial Services, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 6/21/24	410,125	399,473
BWAY Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.48%, 4/3/24	152,628	147,324
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	292,500	292,591
CP Atlas Buyer, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.50%), 5.25%, 11/23/27	97,500	97,530
CPG International, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.75%), 4.75%, 5/5/24	94,160	94,101
Epicor Software Corp. bank term loan FRN (1 Month US LIBOR + 7.75%), 8.75%, 7/30/28	120,000	124,650
Epicor Software Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 4.25%), 5.25%, 7/30/27	199,500	200,498
Gates Global, LLC bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 2.75%), 3.75%, 3/31/24	91,612	91,268
Global Medical Response, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/25	500,000	496,250
Greeneden US Holdings II, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 10/8/27	190,000	190,178
iHeartCommunications, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.75%, 5/1/26	164,900	163,938
IRB Holding Corp. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 4.25%, 11/19/27	85,000	84,873
Navistar, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.66%, 11/6/24	495,361	494,277
Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.25%), 3.398%, 6/30/25	343,155	337,824
Panther BF Aggregator 2 LP bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.50%), 3.647%, 4/30/26	193,929	192,959
Quorum Health Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.25%), 9.25%, 4/29/25	109,725	107,805
Rackspace Hosting, Inc. bank term loan FRN (BBA LIBOR USD 3 Month + 3.00%), 4.00%, 11/3/23	52,933	52,823
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 8.00%), 9.00%, 2/28/26	170,000	132,600
Robertshaw Holdings Corp. bank term loan FRN (BBA LIBOR USD 3 Month + 3.50%), 4.50%, 2/28/25	115,634	107,829
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 8.50%), 8.733%, 6/26/26	150,000	146,875
Solenis International, LLC bank term loan FRN (BBA LIBOR USD 3 Month + 4.00%), 4.233%, 6/26/25	399,253	398,379
Titan Acquisition, Ltd. (United Kingdom) bank term loan FRN Ser. B, (BBA LIBOR USD 3 Month + 3.00%), 3.267%, 3/28/25	334,813	326,024
Vertiv Group Corp. bank term loan FRN Ser. B, (1 Month US LIBOR + 3.00%), 3.153%, 3/2/27	691,525	686,585
Zayo Group Holdings, Inc. bank term loan FRN (1 Month US LIBOR + 3.00%), 3.147%, 3/9/27	115,803	114,881

Total senior loans (cost $6,070,982)		$6,069,639

PREFERRED STOCKS (—%)(a)
	Shares	Value
GMAC Capital Trust I Ser. 2, $1.91 cum. ARP	5,340	144,447

Total preferred stocks (cost $133,500)		$144,447

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value
Danaher Corp. 5.00% cv. pfd.(S)	1,638	$2,131,202
T-Mobile US, Inc. 144A 5.25% cv. pfd.(NON)	2,634	3,157,297

Total convertible preferred stocks (cost $4,404,514)		$5,288,499

PURCHASED OPTIONS OUTSTANDING (—%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Dec-21/$4,150.00	$24,279,236	$6,464	$593,723

Total purchased options outstanding (cost $484,800)				$593,723

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$290,000	$276,437

Total convertible bonds and notes (cost $280,023)		$276,437

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value
Occidental Petroleum Corp.	8/3/27	$22.00	1,342	$9,139

Total warrants (cost $6,647)				$9,139

SHORT-TERM INVESTMENTS (9.4%)(a)
		Principal amount/ shares	Value
Alpine Securitization, LLC asset backed commercial paper 0.210%, 3/9/21		$500,000	$499,761
Federal Home Loan Mortgage Corporation unsec. notes zero%, 7/15/32(i)		184,000	290,188
Putnam Cash Collateral Pool, LLC 0.14%(AFF)	Shares	18,909,700	18,909,700
Putnam Short Term Investment Fund Class P 0.17%(AFF)	Shares	206,562,533	206,562,533
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%(P)	Shares	3,770,000	3,770,000
U.S. Treasury Bills 0.089%, 2/23/21(SEGCCS)		$600,000	599,948
U.S. Treasury Bills 0.088%, 2/9/21(SEG)(SEGCCS)		4,600,000	4,599,792
U.S. Treasury Bills 0.087%, 2/16/21(SEG)(SEGSF)(SEGCCS)		2,200,000	2,199,816
U.S. Treasury Bills 0.078%, 3/18/21(SEG)(SEGSF)(SEGCCS)		5,200,000	5,199,263
U.S. Treasury Bills 0.078%, 3/25/21(SEG)(SEGSF)(SEGCCS)		8,400,000	8,398,598

Total short-term investments (cost $251,029,142)			$251,029,599
TOTAL INVESTMENTS

Total investments (cost $2,499,501,729)			$3,039,542,811

	FORWARD CURRENCY CONTRACTS at 12/31/20 (aggregate face value $491,189,074) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
		Australian Dollar	Sell	1/20/21	$812,578	$698,549	$(114,029)
		Canadian Dollar	Sell	1/20/21	2,628,531	2,515,042	(113,489)
		Chinese Yuan (Offshore)	Sell	2/18/21	1,418,459	1,386,692	(31,767)
		Euro	Sell	3/17/21	350,939	345,050	(5,889)
		Hong Kong Dollar	Sell	2/17/21	1,520,908	1,520,475	(433)
		Japanese Yen	Buy	2/17/21	4,512,740	4,495,065	17,675
		Mexican Peso	Sell	1/20/21	165,128	124,532	(40,596)
		New Zealand Dollar	Sell	1/20/21	1,324,153	1,193,317	(130,836)
		Swedish Krona	Buy	3/17/21	4,425,910	4,350,243	75,667
	Barclays Bank PLC
		British Pound	Buy	3/17/21	2,508,164	2,477,947	30,217
		Canadian Dollar	Sell	1/20/21	2,102,447	2,100,628	(1,819)
		Euro	Sell	3/17/21	4,578,112	4,556,592	(21,520)
		Hong Kong Dollar	Sell	2/17/21	1,926,221	1,925,764	(457)
		Japanese Yen	Buy	2/17/21	3,727,686	3,681,105	46,581
		New Zealand Dollar	Sell	1/20/21	364,606	489,319	124,713
		Swedish Krona	Sell	3/17/21	2,979,078	2,925,523	(53,555)
	Citibank, N.A.
		Australian Dollar	Sell	1/20/21	717,579	681,652	(35,927)
		British Pound	Sell	3/17/21	3,281,149	3,250,224	(30,925)
		Canadian Dollar	Buy	1/20/21	2,395,894	2,377,448	18,446
		Chilean Peso	Buy	1/20/21	256,723	78,317	178,406
		Danish Krone	Sell	3/17/21	1,297,841	1,291,798	(6,043)
		Euro	Sell	3/17/21	5,592,874	5,561,669	(31,205)
		Japanese Yen	Buy	2/17/21	2,659,139	2,626,802	32,337
		New Zealand Dollar	Sell	1/20/21	4,538,757	4,294,683	(244,074)
		Swedish Krona	Sell	3/17/21	1,412,446	1,386,876	(25,570)
	Credit Suisse International
		Australian Dollar	Buy	1/20/21	2,774,163	2,536,972	237,191
		British Pound	Sell	3/17/21	2,961,147	2,916,778	(44,369)
		Canadian Dollar	Sell	1/20/21	592,943	564,091	(28,852)
		Euro	Sell	3/17/21	2,312,795	2,301,584	(11,211)
		New Zealand Dollar	Buy	1/20/21	627,177	579,191	47,986
		Swiss Franc	Sell	3/17/21	2,795,913	2,783,450	(12,463)
	Goldman Sachs International
		Australian Dollar	Buy	1/20/21	13,689,837	13,066,435	623,402
		British Pound	Buy	3/17/21	660,936	651,035	9,901
		Canadian Dollar	Buy	1/20/21	14,092,524	13,736,888	355,636
		Chinese Yuan (Offshore)	Buy	2/18/21	7,775,802	7,677,618	98,184
		Euro	Sell	3/17/21	496,184	493,798	(2,386)
		Japanese Yen	Sell	2/17/21	1,622,798	1,597,318	(25,480)
		New Taiwan Dollar	Buy	2/17/21	20,076	62,726	(42,650)
		New Zealand Dollar	Sell	1/20/21	14,318,213	13,850,740	(467,473)
		Norwegian Krone	Buy	3/17/21	1,952,247	1,919,893	32,354
		Swedish Krona	Buy	3/17/21	11,694,471	11,484,376	210,095
		Swiss Franc	Sell	3/17/21	5,486,214	5,468,154	(18,060)
	HSBC Bank USA, National Association
		Australian Dollar	Buy	1/20/21	1,468,239	1,203,313	264,926
		British Pound	Sell	3/17/21	5,675,897	5,608,825	(67,072)
		Canadian Dollar	Sell	1/20/21	579,823	594,453	14,630
		Chinese Yuan (Offshore)	Sell	2/18/21	5,816,818	5,709,893	(106,925)
		Euro	Buy	3/17/21	5,667,883	5,642,383	25,500
		Hong Kong Dollar	Sell	2/17/21	7,407,900	7,405,105	(2,795)
		Indian Rupee	Buy	2/17/21	2,653,447	2,614,411	39,036
		Indian Rupee	Sell	2/17/21	2,674,442	2,605,823	(68,619)
		Japanese Yen	Buy	2/17/21	3,319,502	3,271,218	48,284
		New Zealand Dollar	Sell	1/20/21	1,786,188	1,755,047	(31,141)
		Norwegian Krone	Buy	3/17/21	1,162,088	1,145,551	16,537
		South Korean Won	Buy	2/17/21	2,824,612	2,646,211	178,401
		South Korean Won	Sell	2/17/21	2,747,084	2,690,975	(56,109)
		Swedish Krona	Buy	3/17/21	577,422	567,075	10,347
		Swiss Franc	Sell	3/17/21	4,487,609	4,455,563	(32,046)
	JPMorgan Chase Bank N.A.
		Australian Dollar	Buy	1/20/21	5,276,591	5,048,377	228,214
		British Pound	Buy	3/17/21	7,994,303	7,887,240	107,063
		Canadian Dollar	Sell	1/20/21	4,816,379	4,673,162	(143,217)
		Chinese Yuan (Offshore)	Buy	2/18/21	31,034	38,032	(6,998)
		Euro	Sell	3/17/21	6,305,520	6,268,074	(37,446)
		Indian Rupee	Buy	2/17/21	2,653,446	2,613,357	40,089
		Indian Rupee	Sell	2/17/21	2,674,442	2,607,900	(66,542)
		Japanese Yen	Buy	2/17/21	807,839	800,169	7,670
		New Taiwan Dollar	Buy	2/17/21	11,746	30,094	(18,348)
		New Zealand Dollar	Sell	1/20/21	5,259,478	5,154,910	(104,568)
		Norwegian Krone	Buy	3/17/21	270,802	266,834	3,968
		Singapore Dollar	Buy	2/17/21	1,841,169	1,782,499	58,670
		South Korean Won	Buy	2/17/21	2,815,699	2,627,817	187,882
		South Korean Won	Sell	2/17/21	2,747,084	2,692,676	(54,408)
		Swedish Krona	Buy	3/17/21	9,202,439	9,036,984	165,455
		Swiss Franc	Buy	3/17/21	3,133,007	3,127,012	5,995
	Morgan Stanley & Co. International PLC
		Australian Dollar	Buy	1/20/21	12,141,018	11,594,635	546,383
		British Pound	Buy	3/17/21	6,575,295	6,447,385	127,910
		Canadian Dollar	Buy	1/20/21	4,773,797	4,563,281	210,516
		Euro	Sell	3/17/21	5,458,641	5,445,120	(13,521)
		Japanese Yen	Buy	2/17/21	13,274,060	13,146,421	127,639
		New Zealand Dollar	Buy	1/20/21	6,965,002	6,579,823	385,179
		Norwegian Krone	Buy	3/17/21	594,342	585,732	8,610
		Swedish Krona	Buy	3/17/21	1,724,030	1,650,680	73,350
		Swiss Franc	Sell	3/17/21	2,742,145	2,745,899	3,754
	NatWest Markets PLC
		Australian Dollar	Buy	1/20/21	21,129,191	20,068,778	1,060,413
		British Pound	Buy	3/17/21	3,762,178	3,674,358	87,820
		Canadian Dollar	Buy	1/20/21	1,634,581	1,575,808	58,773
		Euro	Buy	3/17/21	3,065,086	3,050,530	14,556
		Japanese Yen	Buy	2/17/21	5,691,707	5,636,247	55,460
		New Zealand Dollar	Sell	1/20/21	11,002,292	10,677,470	(324,822)
		Norwegian Krone	Sell	3/17/21	1,703,599	1,657,843	(45,756)
		Swedish Krona	Sell	3/17/21	454,289	412,265	(42,024)
		Swiss Franc	Sell	3/17/21	1,903,371	1,899,356	(4,015)
	State Street Bank and Trust Co.
		Australian Dollar	Buy	1/20/21	1,710,439	1,943,804	(233,365)
		British Pound	Sell	3/17/21	6,668,464	6,587,386	(81,078)
		Canadian Dollar	Sell	1/20/21	649,275	700,943	51,668
		Euro	Sell	3/17/21	24,230,811	24,132,099	(98,712)
		Hong Kong Dollar	Sell	2/17/21	11,331,981	11,329,003	(2,978)
		Japanese Yen	Buy	2/17/21	1,366,314	1,291,912	74,402
		New Zealand Dollar	Sell	1/20/21	525,286	455,329	(69,957)
		Norwegian Krone	Sell	3/17/21	648,176	640,692	(7,484)
		Swedish Krona	Buy	3/17/21	1,483,555	1,483,258	297
		Swiss Franc	Sell	3/17/21	5,435,050	5,425,865	(9,185)
	Toronto-Dominion Bank
		Australian Dollar	Buy	1/20/21	2,203,862	2,052,602	151,260
		British Pound	Sell	3/17/21	461,875	454,977	(6,898)
		Canadian Dollar	Sell	1/20/21	3,656,812	3,510,503	(146,309)
		Euro	Sell	3/17/21	10,176,248	10,115,934	(60,314)
		Japanese Yen	Buy	2/17/21	5,521,766	5,463,334	58,432
		New Zealand Dollar	Sell	1/20/21	747,345	690,129	(57,216)
		Norwegian Krone	Buy	3/17/21	3,459,539	3,397,955	61,584
		Swedish Krona	Sell	3/17/21	709,714	696,946	(12,768)
		Swiss Franc	Sell	3/17/21	2,262,312	2,254,340	(7,972)
	UBS AG
		Australian Dollar	Sell	1/20/21	4,353,593	3,839,244	(514,349)
		Australian Dollar	Buy	3/15/21	3,677,109	3,415,605	261,504
		Australian Dollar	Sell	3/15/21	3,677,109	3,439,894	(237,215)
		British Pound	Sell	3/17/21	2,688,208	2,648,410	(39,798)
		Canadian Dollar	Sell	1/20/21	3,574,867	3,469,275	(105,592)
		Euro	Buy	3/17/21	2,519,711	2,502,804	16,907
		Hong Kong Dollar	Sell	2/17/21	2,805,197	2,804,798	(399)
		Japanese Yen	Buy	2/17/21	10,529,037	10,405,250	123,787
		New Zealand Dollar	Sell	1/20/21	8,683,407	8,781,801	98,394
		Norwegian Krone	Sell	3/17/21	1,184,113	1,166,342	(17,771)
		Swedish Krona	Buy	3/17/21	4,355,057	4,277,813	77,244
		Swiss Franc	Buy	3/17/21	1,689,207	1,690,605	(1,398)
	WestPac Banking Corp.
		Australian Dollar	Buy	1/20/21	1,100,427	1,128,292	(27,865)
		British Pound	Buy	3/17/21	3,000,686	2,958,883	41,803
		Canadian Dollar	Buy	1/20/21	2,488,760	2,401,543	87,217
		Chinese Yuan (Offshore)	Buy	2/18/21	31,050	38,073	(7,023)
		Euro	Buy	3/17/21	408,205	397,982	10,223
		Japanese Yen	Buy	2/17/21	6,743,597	6,659,354	84,243
		New Zealand Dollar	Sell	1/20/21	4,662,308	4,527,122	(135,186)

	Unrealized appreciation						7,500,786

	Unrealized (depreciation)						(4,648,282)

	Total						$2,852,504
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	216	$23,193,270	$23,012,640	Mar-21	$(380,688)
Russell 2000 Index E-Mini (Long)	1,190	117,503,873	117,500,600	Mar-21	3,727,453
S&P 500 Index E-Mini (Long)	303	56,904,461	56,794,320	Mar-21	1,275,003
S&P 500 Index E-Mini (Short)	1,004	188,554,714	188,189,760	Mar-21	(4,166,644)
S&P Mid Cap 400 Index E-Mini (Long)	1	230,662	230,350	Mar-21	6,795
U.S. Treasury Bond 30 yr (Long)	152	26,324,500	26,324,500	Mar-21	(251,405)
U.S. Treasury Bond Ultra 30 yr (Long)	283	60,438,188	60,438,188	Mar-21	(1,138,033)
U.S. Treasury Note 2 yr (Long)	521	115,128,789	115,128,789	Mar-21	106,680
U.S. Treasury Note 2 yr (Short)	492	108,720,469	108,720,469	Mar-21	(104,889)
U.S. Treasury Note 5 yr (Long)	906	114,304,641	114,304,641	Mar-21	261,126
U.S. Treasury Note 10 yr (Long)	334	46,118,094	46,118,093	Mar-21	46,147
U.S. Treasury Note Ultra 10 yr (Short)	10	1,563,594	1,563,594	Mar-21	7,493

Unrealized appreciation					5,430,697

Unrealized (depreciation)					(6,041,659)

Total					$(610,962)

WRITTEN OPTIONS OUTSTANDING at 12/31/20 (premiums $171,942) (Unaudited)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value
Citibank, N.A.
S&P 500 Index (Call)	Dec-21/$4,500.00	$24,279,236	$6,464	$180,986

Total				$180,986

TBA SALE COMMITMENTS OUTSTANDING at 12/31/20 (proceeds receivable $178,871,230) (Unaudited)
Agency	Principal amount	Settlement date	Value
Government National Mortgage Association, 4.50%, 1/1/51	$2,000,000	1/21/21	$2,146,250
Government National Mortgage Association, 3.50%, 1/1/51	2,000,000	1/21/21	2,119,688
Government National Mortgage Association, 3.00%, 1/1/51	61,000,000	1/21/21	63,787,889
Uniform Mortgage-Backed Securities, 3.50%, 1/1/51	5,000,000	1/14/21	5,286,718
Uniform Mortgage-Backed Securities, 3.00%, 1/1/51	5,000,000	1/14/21	5,239,063
Uniform Mortgage-Backed Securities, 2.50%, 1/1/51	26,000,000	1/14/21	27,409,689
Uniform Mortgage-Backed Securities, 2.00%, 1/1/51	56,000,000	1/14/21	58,187,500
Uniform Mortgage-Backed Securities, 1.50%, 1/1/51	15,000,000	1/14/21	15,157,032

Total			$179,333,829

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$46,620,000	$52,121	(E)	$(44,084)	3/17/23	3 month USD-LIBOR-BBA — Quarterly	0.25% — Semiannually	$8,038
		64,345,000	29,406	(E)	(103,282)	3/17/26	0.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(73,876)
		10,683,000	4,882	(E)	16,844	3/17/26	3 month USD-LIBOR-BBA — Quarterly	0.45% — Semiannually	11,962
		38,891,000	193,638	(E)	(293,777)	3/17/31	0.90% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(100,138)
		51,145,000	254,651	(E)	383,067	3/17/31	3 month USD-LIBOR-BBA — Quarterly	0.90% — Semiannually	128,416
		4,245,000	179,177	(E)	(204,253)	3/17/51	1.25% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(25,076)
		17,384,000	733,761	(E)	838,747	3/17/51	3 month USD-LIBOR-BBA — Quarterly	1.25% — Semiannually	104,984

	Total				$593,262				$54,310
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/20 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$511,138	$511,138	$—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	$1,134
	153,077	152,909	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	174
	20,258	20,271	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	(66)
	205,804	205,935	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(687)
	6,089	5,991	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(16)
	71,619	69,712	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(840)
	9,012	8,772	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(106)
	3,414	3,321	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(43)
	10,918	10,722	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	23
	506	491	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(9)
	Citibank, N.A.
	133,331	133,331	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	296
	76,973	76,973	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	171
	Goldman Sachs International
	34,509,116	34,789,906	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.35%) — Monthly	A basket (GSGLPHCL) of common stocks — Monthly*	279,094
	111,757,849	113,182,710	—	12/15/25	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	1,547,339
	112,987,651	114,003,462	—	12/15/25	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	(1,109,786)
	11,526	11,533	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(38)
	13,826	13,835	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(46)
	255,114	255,276	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	(851)
	8,481	8,250	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(107)
	8,481	8,250	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(107)
	8,735	8,657	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	35
	1,589	1,541	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(28)
	JPMorgan Securities LLC
	20,376	19,822	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	256
	80,632	78,484	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	946

	Upfront premium received		—	Unrealized appreciation			1,829,468

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,112,730)

		Total	$—			Total	$716,738
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (GSGLPHCL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Merck KGaA (Germany)	Health care	9,253	$1,588,921	4.57%
PerkinElmer, Inc.	Health care	10,841	1,555,645	4.47%
Mettler-Toledo International, Inc.	Health care	1,348	1,535,882	4.41%
Waters Corp.	Health care	5,795	1,433,829	4.12%
Agilent Technologies, Inc.	Technology	12,045	1,427,250	4.10%
Thermo Fisher Scientific, Inc.	Health care	3,014	1,403,760	4.03%
IQVIA Holdings, Inc.	Health care	7,672	1,374,602	3.95%
Zoetis, Inc.	Health care	7,787	1,288,683	3.70%
Pfizer, Inc.	Health care	32,817	1,207,981	3.47%
Alexion Pharmaceuticals, Inc.	Health care	7,438	1,162,133	3.34%
Viatris, Inc.	Health care	61,740	1,157,017	3.33%
Merck & Co., Inc.	Health care	13,944	1,140,657	3.28%
Illumina, Inc.	Health care	2,930	1,084,218	3.12%
Ipsen SA (France)	Health care	12,875	1,069,625	3.07%
Johnson & Johnson	Health care	6,443	1,013,947	2.91%
GlaxoSmithKline PLC (United Kingdom)	Health care	51,282	940,749	2.70%
AbbVie, Inc.	Health care	8,662	928,110	2.67%
Sanofi (France)	Health care	9,255	891,187	2.56%
Perrigo Co. PLC	Health care	19,000	849,691	2.44%
Taisho Pharmaceutical Holdings Co., Ltd. (Japan)	Health care	11,917	802,230	2.31%
Bayer AG (Germany)	Health care	13,070	770,076	2.21%
Sumitomo Dainippon Pharma Co., Ltd. (Japan)	Health care	49,735	733,658	2.11%
Bristol-Myers Squibb Co.	Health care	11,285	699,990	2.01%
CSL, Ltd. (Australia)	Health care	3,032	662,563	1.90%
Biogen, Inc.	Health care	2,637	645,739	1.86%
AstraZeneca PLC (United Kingdom)	Health care	6,231	623,814	1.79%
Sartorius Stedim Biotech (France)	Health care	1,749	623,050	1.79%
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	Health care	58,535	564,864	1.62%
Amgen, Inc.	Health care	2,397	551,194	1.58%
Galenica AG (Switzerland)	Health care	3,386	532,494	1.53%
Gilead Sciences, Inc.	Health care	8,305	483,848	1.39%
Hisamitsu Pharmaceutical Co., Inc. (Japan)	Health care	8,073	479,293	1.38%
Takeda Pharmaceutical Co., Ltd. (Japan)	Health care	11,470	417,167	1.20%
Eli Lilly and Co.	Health care	2,331	393,517	1.13%
Galapagos NV (Belgium)	Health care	3,691	363,506	1.04%
Eisai Co., Ltd. (Japan)	Health care	4,625	330,236	0.95%
Shionogi & Co., Ltd. (Japan)	Health care	5,501	300,262	0.86%
Hikma Pharmaceuticals PLC (United Kingdom)	Health care	8,375	288,263	0.83%
H Lundbeck A/S (Denmark)	Health care	7,118	244,293	0.70%
Astellas Pharma, Inc. (Japan)	Health care	13,425	207,265	0.60%
UCB SA (Belgium)	Health care	1,815	187,620	0.54%
Incyte Corp.	Health care	1,940	168,777	0.49%
Grifols SA (Spain)	Health care	5,280	154,286	0.44%
Eurofins Scientific (Luxembourg)	Health care	1,444	121,214	0.35%
Novartis AG (Switzerland)	Health care	1,022	96,760	0.28%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	2,788	95,446	0.27%
Regeneron Pharmaceuticals, Inc.	Health care	185	89,317	0.26%
Recordati SpA (Italy)	Health care	803	44,527	0.13%
Orion Oyj Class B (Finland)	Health care	831	38,174	0.11%
Vertex Pharmaceuticals, Inc.	Health care	142	33,547	0.10%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Fortescue Metals Group, Ltd. (Australia)	Basic materials	48,063	$868,183	0.77%
Mitsubishi Heavy Industries, Ltd. (Japan)	Capital goods	24,987	763,743	0.67%
Peugeot SA (France)	Consumer cyclicals	26,242	717,141	0.63%
Citigroup, Inc.	Financials	11,582	714,125	0.63%
Discovery, Inc. Class C	Consumer cyclicals	26,940	705,570	0.62%
Cadence Design Systems, Inc.	Technology	5,085	693,807	0.61%
Lincoln National Corp.	Financials	13,623	685,348	0.61%
Woodside Petroleum, Ltd. (Australia)	Energy	38,471	674,456	0.60%
Fujitsu, Ltd. (Japan)	Technology	4,618	666,662	0.59%
Santos, Ltd. (Australia)	Energy	136,808	661,309	0.58%
Allstate Corp. (The)	Financials	5,981	657,448	0.58%
Ally Financial, Inc.	Financials	18,283	651,973	0.58%
Arrow Electronics, Inc.	Technology	6,694	651,279	0.58%
Toronto-Dominion Bank (Canada)	Financials	11,517	650,737	0.57%
GVC Holdings PLC (Isle of Man)	Consumer cyclicals	41,925	649,869	0.57%
ITOCHU Corp. (Japan)	Consumer staples	22,576	648,051	0.57%
Annaly Capital Management, Inc.	Financials	76,404	645,617	0.57%
Repsol SA (Spain)	Energy	63,550	640,496	0.57%
Invesco, Ltd.	Financials	36,704	639,748	0.57%
Nippon Telegraph & Telephone Corp. (Japan)	Communication services	24,640	631,308	0.56%
NN Group NV (Netherlands)	Financials	14,503	629,497	0.56%
Canadian Tire Corp., Ltd. (Canada)	Consumer cyclicals	4,777	628,019	0.55%
Nomura Holdings, Inc. (Japan)	Financials	118,660	626,310	0.55%
Fox Corp. Class A	Consumer cyclicals	21,414	623,581	0.55%
Mitsubishi Chemical Holdings Corp. (Japan)	Basic materials	102,909	622,109	0.55%
Royal Bank of Canada (Canada)	Financials	7,564	621,515	0.55%
Pandora A/S (Denmark)	Consumer cyclicals	5,539	619,170	0.55%
State Street Corp.	Financials	8,437	614,029	0.54%
Aurizon Holdings, Ltd. (Australia)	Transportation	204,006	613,385	0.54%
Principal Financial Group, Inc.	Financials	12,304	610,409	0.54%
Canadian Imperial Bank of Commerce (Canada)	Financials	7,127	608,763	0.54%
AGNC Investment Corp.	Financials	38,979	608,069	0.54%
Hologic, Inc.	Health care	8,328	606,532	0.54%
Logitech International SA (Switzerland)	Technology	6,247	606,255	0.54%
Koninklijke Ahold Delhaize NV (Netherlands)	Consumer staples	21,317	601,818	0.53%
MetLife, Inc.	Financials	12,754	598,805	0.53%
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	Financials	19,450	598,435	0.53%
Lennar Corp. Class A	Consumer cyclicals	7,846	598,137	0.53%
Givaudan SA (Switzerland)	Basic materials	142	597,954	0.53%
PulteGroup, Inc.	Consumer cyclicals	13,866	597,908	0.53%
Swisscom AG (Switzerland)	Communication services	1,107	596,680	0.53%
Roche Holding AG (Switzerland)	Health care	1,708	596,225	0.53%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	2,003	594,188	0.52%
AMETEK, Inc.	Conglomerates	4,903	593,007	0.52%
Knight-Swift Transportation Holdings, Inc.	Transportation	14,162	592,237	0.52%
Church & Dwight Co., Inc.	Consumer staples	6,785	591,874	0.52%
Ford Motor Co.	Consumer cyclicals	67,242	591,054	0.52%
Deutsche Bank AG (Germany)	Financials	53,990	590,247	0.52%
Paychex, Inc.	Technology	6,316	588,534	0.52%
Copart, Inc.	Consumer staples	4,602	585,644	0.52%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Slack Technologies, Inc. Class A	Technology	22,930	$968,548	0.85%
Walt Disney Co. (The)	Consumer cyclicals	4,063	736,081	0.65%
Renault SA (France)	Consumer cyclicals	16,570	723,876	0.63%
Square, Inc. Class A	Consumer cyclicals	3,315	721,578	0.63%
Sharp Corp./Japan (Japan)	Consumer cyclicals	47,150	714,176	0.63%
Cameco Corp. (Canada)	Basic materials	53,159	712,041	0.62%
Nissan Motor Co., Ltd. (Japan)	Consumer cyclicals	129,965	704,861	0.62%
Twilio, Inc. Class A	Technology	2,076	702,695	0.62%
Albemarle Corp.	Basic materials	4,701	693,536	0.61%
ThyssenKrupp AG (Germany)	Basic materials	69,519	689,954	0.61%
Hess Corp.	Energy	12,901	681,051	0.60%
Suncor Energy, Inc. (Canada)	Energy	40,161	673,609	0.59%
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	Financials	12,084	662,448	0.58%
Argenx SE (Netherlands)	Health care	2,229	659,117	0.58%
ASML Holding NV (Netherlands)	Technology	1,350	655,814	0.58%
MarketAxess Holdings, Inc.	Consumer cyclicals	1,137	648,915	0.57%
WPP PLC (United Kingdom)	Consumer cyclicals	58,793	643,193	0.56%
Bunge, Ltd.	Consumer staples	9,795	642,326	0.56%
Panasonic Corp. (Japan)	Consumer cyclicals	55,412	638,888	0.56%
Live Nation Entertainment, Inc.	Consumer cyclicals	8,672	637,243	0.56%
First Republic Bank	Financials	4,327	635,730	0.56%
Fast Retailing Co., Ltd. (Japan)	Consumer cyclicals	709	634,972	0.56%
AIA Group, Ltd. (Hong Kong)	Financials	51,679	633,286	0.56%
Exact Sciences Corp.	Health care	4,769	631,792	0.55%
Zurich Insurance Group AG (Switzerland)	Financials	1,496	631,290	0.55%
Arthur J. Gallagher & Co.	Financials	5,024	621,566	0.55%
Intact Financial Corp. (Canada)	Financials	5,233	619,670	0.54%
Marathon Petroleum Corp.	Energy	14,961	618,778	0.54%
Caterpillar, Inc.	Capital goods	3,367	612,823	0.54%
T-Mobile US, Inc.	Communication services	4,530	610,918	0.54%
Tradeweb Markets, Inc. Class A	Financials	9,770	610,129	0.54%
Jacobs Engineering Group, Inc.	Capital goods	5,544	604,051	0.53%
Analog Devices, Inc.	Technology	4,081	602,858	0.53%
James Hardie Industries PLC (CDI) (Australia)	Basic materials	20,397	601,023	0.53%
Aon PLC	Financials	2,841	600,182	0.53%
American Express Co.	Financials	4,963	600,033	0.53%
Aeon Co., Ltd.	Consumer cyclicals	18,291	599,640	0.53%
ABB, Ltd. (Switzerland)	Capital goods	21,465	599,126	0.53%
Hang Seng Bank, Ltd. (Hong Kong)	Financials	34,738	599,089	0.53%
Daiichi Sankyo Co., Ltd. (Japan)	Health care	17,390	595,372	0.52%
Accor SA (France)	Consumer cyclicals	16,315	589,953	0.52%
Archer-Daniels-Midland Co.	Basic materials	11,674	588,471	0.52%
Emera, Inc. (Canada)	Utilities and power	13,712	582,777	0.51%
Camden Property Trust	Financials	5,801	579,592	0.51%
Cellnex Telecom, SA 144A (Spain)	Communication services	9,597	575,888	0.51%
Prologis, Inc.	Financials	5,769	574,972	0.50%
Markel Corp.	Financials	553	571,616	0.50%
Equity Lifestyle Properties, Inc.	Financials	9,009	570,798	0.50%
Edison International	Utilities and power	9,051	568,567	0.50%
UDR, Inc.	Financials	14,764	567,371	0.50%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BB/P	$1,504	$22,000	$5,874	5/11/63	300 bp — Monthly	$(4,357)
	CMBX NA BBB-.6 Index	BB/P	2,953	49,000	13,083	5/11/63	300 bp — Monthly	(10,102)
	CMBX NA BBB-.6 Index	BB/P	6,050	98,000	26,166	5/11/63	300 bp — Monthly	(20,059)
	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BB/P	8,647	78,000	20,826	5/11/63	300 bp — Monthly	(12,133)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	46,895	83,000	19,472	11/18/54	500 bp — Monthly	27,504
	CMBX NA BB.6 Index	B/P	48,200	336,000	142,565	5/11/63	500 bp — Monthly	(94,039)
	CMBX NA BB.7 Index	B+/P	31,284	613,000	238,457	1/17/47	500 bp — Monthly	(206,577)
	Credit Suisse International
	CMBX NA BB.7 Index	B+/P	15,516	116,000	45,124	1/17/47	500 bp — Monthly	(29,495)
	CMBX NA BBB-.6 Index	BB/P	129,668	1,380,000	368,460	5/11/63	300 bp — Monthly	(237,987)
	CMBX NA BBB-.7 Index	BB+/P	51,063	646,000	128,425	1/17/47	300 bp — Monthly	(76,985)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	810	16,000	1,205	5/11/63	200 bp — Monthly	(389)
	CMBX NA A.6 Index	A/P	833	36,000	2,711	5/11/63	200 bp — Monthly	(1,864)
	CMBX NA A.6 Index	A/P	2,833	55,000	4,142	5/11/63	200 bp — Monthly	(1,287)
	CMBX NA A.6 Index	A/P	(45)	75,000	5,648	5/11/63	200 bp — Monthly	(5,664)
	CMBX NA A.6 Index	A/P	5,829	118,000	8,885	5/11/63	200 bp — Monthly	(3,010)
	CMBX NA A.6 Index	A/P	7,598	146,000	10,994	5/11/63	200 bp — Monthly	(3,339)
	CMBX NA A.6 Index	A/P	22,969	196,000	14,759	5/11/63	200 bp — Monthly	8,286
	CMBX NA BBB-.6 Index	BB/P	396	5,000	1,335	5/11/63	300 bp — Monthly	(936)
	CMBX NA BBB-.6 Index	BB/P	835	16,000	4,272	5/11/63	300 bp — Monthly	(3,428)
	CMBX NA BBB-.6 Index	BB/P	5,846	54,000	14,418	5/11/63	300 bp — Monthly	(8,540)
	CMBX NA BBB-.6 Index	BB/P	6,540	96,000	25,632	5/11/63	300 bp — Monthly	(19,036)
	CMBX NA BBB-.6 Index	BB/P	10,428	96,000	25,632	5/11/63	300 bp — Monthly	(15,148)
	CMBX NA BBB-.6 Index	BB/P	10,387	96,000	25,632	5/11/63	300 bp — Monthly	(15,189)
	CMBX NA BBB-.6 Index	BB/P	11,796	107,000	28,569	5/11/63	300 bp — Monthly	(16,711)
	CMBX NA BBB-.6 Index	BB/P	10,042	119,000	31,773	5/11/63	300 bp — Monthly	(21,661)
	CMBX NA BBB-.6 Index	BB/P	14,593	169,000	45,123	5/11/63	300 bp — Monthly	(30,431)
	CMBX NA BBB-.6 Index	BB/P	14,430	171,000	45,657	5/11/63	300 bp — Monthly	(31,127)
	CMBX NA BBB-.6 Index	BB/P	27,949	298,000	79,566	5/11/63	300 bp — Monthly	(51,443)
	CMBX NA BBB-.6 Index	BB/P	105,165	1,399,000	373,533	5/11/63	300 bp — Monthly	(267,552)
	CMBX NA BBB-.7 Index	BB+/P	418	6,000	1,193	1/17/47	300 bp — Monthly	(771)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	A-/P	9,165	209,000	17,514	1/17/47	200 bp — Monthly	(8,268)
	CMBX NA BB.10 Index	BB-/P	12,196	152,000	52,759	5/11/63	500 bp — Monthly	(40,415)
	CMBX NA BBB-.6 Index	BB/P	515,680	1,613,000	430,671	5/11/63	300 bp — Monthly	85,950
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	6,500	65,000	4,895	5/11/63	200 bp — Monthly	1,631
	CMBX NA BB.6 Index	B/P	24,066	98,000	41,581	5/11/63	500 bp — Monthly	(17,420)
	CMBX NA BB.6 Index	B/P	48,543	197,000	83,587	5/11/63	500 bp — Monthly	(34,853)
	CMBX NA BBB-.6 Index	BB/P	14,509	219,000	58,473	5/11/63	300 bp — Monthly	(43,837)

Upfront premium received			1,232,136		Unrealized appreciation			123,371

Upfront premium (paid)			(45)		Unrealized (depreciation)			(1,334,053)

	Total		$1,232,091				Total	$(1,210,682)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/20 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(1,550)	$209,000	$17,514	1/17/47	(200 bp) — Monthly	$15,883
	CMBX NA BB.10 Index	(7,410)	71,000	24,644	11/17/59	(500 bp) — Monthly	17,165
	CMBX NA BB.10 Index	(6,360)	58,000	20,132	11/17/59	(500 bp) — Monthly	13,716
	CMBX NA BB.11 Index	(27,467)	212,000	49,735	11/18/54	(500 bp) — Monthly	22,062
	CMBX NA BB.11 Index	(6,881)	73,000	17,126	11/18/54	(500 bp) — Monthly	10,174
	CMBX NA BB.11 Index	(3,025)	44,000	10,322	11/18/54	(500 bp) — Monthly	7,255
	CMBX NA BB.11 Index	(1,071)	21,000	4,927	11/18/54	(500 bp) — Monthly	3,835
	CMBX NA BB.11 Index	(1,089)	21,000	4,927	11/18/54	(500 bp) — Monthly	3,817
	CMBX NA BB.12 Index	(86)	1,000	211	8/17/61	(500 bp) — Monthly	124
	CMBX NA BB.8 Index	(8,940)	72,000	28,613	10/17/57	(500 bp) — Monthly	19,603
	CMBX NA BB.9 Index	(43,352)	420,000	141,960	9/17/58	(500 bp) — Monthly	98,199
	CMBX NA BB.9 Index	(9,807)	152,000	51,376	9/17/58	(500 bp) — Monthly	41,421
	CMBX NA BB.9 Index	(9,291)	144,000	48,672	9/17/58	(500 bp) — Monthly	39,241
	CMBX NA BB.9 Index	(1,290)	32,000	10,816	9/17/58	(500 bp) — Monthly	9,495
	CMBX NA BB.9 Index	(979)	27,000	9,126	9/17/58	(500 bp) — Monthly	8,121
	CMBX NA BB.9 Index	(824)	21,000	7,098	9/17/58	(500 bp) — Monthly	6,253
	CMBX NA BBB-.10 Index	(9,597)	39,000	4,820	11/17/59	(300 bp) — Monthly	(4,799)
	CMBX NA BBB-.10 Index	(8,827)	37,000	4,573	11/17/59	(300 bp) — Monthly	(4,276)
	CMBX NA BBB-.12 Index	(9,787)	48,000	3,792	8/17/61	(300 bp) — Monthly	(6,023)
	CMBX NA BBB-.12 Index	(10,605)	47,000	3,713	8/17/61	(300 bp) — Monthly	(6,920)
	CMBX NA BBB-.12 Index	(3,874)	19,000	1,501	8/17/61	(300 bp) — Monthly	(2,384)
	CMBX NA BBB-.10 Index	(70,310)	236,000	29,170	11/17/59	(300 bp) — Monthly	(41,278)
	CMBX NA BBB-.11 Index	(2,208)	15,000	1,143	11/18/54	(300 bp) — Monthly	(1,074)
	CMBX NA BBB-.11 Index	(1,293)	9,000	686	11/18/54	(300 bp) — Monthly	(612)
	CMBX NA BBB-.12 Index	(147,926)	469,000	37,051	8/17/61	(300 bp) — Monthly	(111,149)
	CMBX NA BBB-.12 Index	(61,151)	179,000	14,141	8/17/61	(300 bp) — Monthly	(47,115)
	CMBX NA BBB-.12 Index	(45,462)	129,000	10,191	8/17/61	(300 bp) — Monthly	(35,346)
	CMBX NA BBB-.12 Index	(31,410)	94,000	7,426	8/17/61	(300 bp) — Monthly	(24,039)
	CMBX NA BBB-.12 Index	(28,391)	85,000	6,715	8/17/61	(300 bp) — Monthly	(21,726)
	CMBX NA BBB-.12 Index	(23,903)	68,000	5,372	8/17/61	(300 bp) — Monthly	(18,570)
	CMBX NA BBB-.12 Index	(10,654)	56,000	4,424	8/17/61	(300 bp) — Monthly	(6,263)
	CMBX NA BBB-.12 Index	(7,791)	46,000	3,634	8/17/61	(300 bp) — Monthly	(4,184)
	CMBX NA BBB-.9 Index	(19,637)	83,000	9,869	9/17/58	(300 bp) — Monthly	(9,817)
	Credit Suisse International
	CMBX NA BB.10 Index	(19,613)	147,000	51,024	11/17/59	(500 bp) — Monthly	31,267
	CMBX NA BB.10 Index	(17,362)	146,000	50,677	11/17/59	(500 bp) — Monthly	33,173
	CMBX NA BB.10 Index	(9,571)	77,000	26,727	11/17/59	(500 bp) — Monthly	17,081
	CMBX NA BB.7 Index	(9,143)	518,000	219,787	5/11/63	(500 bp) — Monthly	210,141
	CMBX NA BB.7 Index	(28,039)	152,000	59,128	1/17/47	(500 bp) — Monthly	30,941
	CMBX NA BB.8 Index	(9,988)	57,000	22,652	10/17/57	(500 bp) — Monthly	12,609
	CMBX NA BB.9 Index	(67,165)	670,000	226,460	9/17/58	(500 bp) — Monthly	158,643
	Goldman Sachs International
	CMBX NA BB.6 Index	(9,821)	96,000	40,733	5/11/63	(500 bp) — Monthly	30,819
	CMBX NA BB.7 Index	(6,356)	42,000	16,338	1/17/47	(500 bp) — Monthly	9,941
	CMBX NA BB.12 Index	(12,449)	34,000	7,167	8/17/61	(500 bp) — Monthly	(5,315)
	CMBX NA BB.6 Index	(146)	1,000	424	5/11/63	(500 bp) — Monthly	277
	CMBX NA BB.7 Index	(117,160)	577,000	224,453	1/17/47	(500 bp) — Monthly	106,732
	CMBX NA BB.7 Index	(18,678)	114,000	44,346	1/17/47	(500 bp) — Monthly	25,557
	CMBX NA BB.8 Index	(4,758)	42,000	16,691	10/17/57	(500 bp) — Monthly	11,892
	CMBX NA BB.9 Index	(3,341)	31,000	10,478	9/17/58	(500 bp) — Monthly	7,107
	CMBX NA BB.9 Index	(3,009)	25,000	8,450	9/17/58	(500 bp) — Monthly	5,417
	CMBX NA BB.9 Index	(2,975)	25,000	8,450	9/17/58	(500 bp) — Monthly	5,451
	CMBX NA BB.9 Index	(738)	19,000	6,422	9/17/58	(500 bp) — Monthly	5,666
	CMBX NA BB.9 Index	(1,912)	12,000	4,056	9/17/58	(500 bp) — Monthly	2,133
	CMBX NA BB.9 Index	(1,923)	12,000	4,056	9/17/58	(500 bp) — Monthly	2,122
	CMBX NA BB.9 Index	(1,278)	8,000	2,704	9/17/58	(500 bp) — Monthly	1,418
	CMBX NA BBB-.12 Index	(32,083)	95,000	7,505	8/17/61	(300 bp) — Monthly	(24,634)
	CMBX NA BBB-.6 Index	(10,906)	218,000	58,206	5/11/63	(300 bp) — Monthly	47,173
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(198,521)	364,000	85,394	11/18/54	(500 bp) — Monthly	(113,480)
	CMBX NA BB.11 Index	(8,237)	16,000	6,789	5/11/63	(500 bp) — Monthly	(1,464)
	CMBX NA BB.12 Index	(90,621)	165,000	34,782	8/17/61	(500 bp) — Monthly	(55,999)
	CMBX NA BB.17 Index	(194,883)	398,000	154,822	1/17/47	(500 bp) — Monthly	(40,448)
	CMBX NA BB.8 Index	(4,956)	10,000	3,974	10/17/57	(500 bp) — Monthly	(992)
	CMBX NA BBB-.10 Index	(7,421)	45,000	5,562	11/17/59	(300 bp) — Monthly	(1,886)
	CMBX NA BBB-.12 Index	(9,175)	45,000	3,555	8/17/61	(300 bp) — Monthly	(5,646)
	CMBX NA BBB-.12 Index	(7,188)	31,000	2,449	8/17/61	(300 bp) — Monthly	(4,758)
	CMBX NA BBB-.10 Index	(25,072)	89,000	11,000	11/17/59	(300 bp) — Monthly	(14,124)
	CMBX NA BBB-.10 Index	(22,940)	77,000	9,517	11/17/59	(300 bp) — Monthly	(13,468)
	CMBX NA BBB-.11 Index	(11,315)	36,000	2,743	11/18/54	(300 bp) — Monthly	(8,593)
	CMBX NA BBB-.11 Index	(3,452)	11,000	838	11/18/54	(300 bp) — Monthly	(2,621)
	CMBX NA BBB-.12 Index	(24,222)	73,000	5,767	8/17/61	(300 bp) — Monthly	(18,497)
	CMBX NA BBB-.12 Index	(10,826)	31,000	2,449	8/17/61	(300 bp) — Monthly	(8,395)
	CMBX NA BBB-.7 Index	(116,208)	495,000	98,406	1/17/47	(300 bp) — Monthly	(18,090)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,080)	142,000	49,288	11/17/59	(500 bp) — Monthly	41,070
	CMBX NA BB.11 Index	(20,758)	42,000	9,853	11/18/54	(500 bp) — Monthly	(10,946)
	CMBX NA BB.9 Index	(14,960)	384,000	129,792	9/17/58	(500 bp) — Monthly	114,459
	CMBX NA BBB-.10 Index	(18,634)	86,000	10,630	11/17/59	(300 bp) — Monthly	(8,054)
	CMBX NA BBB-.7 Index	(5,409)	66,000	13,121	1/17/47	(300 bp) — Monthly	7,674
	CMBX NA BBB-.9 Index	(11,300)	61,000	7,253	9/17/58	(300 bp) — Monthly	(4,083)
	CMBX NA BBB-.9 Index	(5,557)	30,000	3,567	9/17/58	(300 bp) — Monthly	(2,008)
	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(6,827)	67,000	13,320	1/17/47	(300 bp) — Monthly	6,454
	CMBX NA BB.10 Index	(7,446)	71,000	24,644	11/17/59	(500 bp) — Monthly	17,129
	CMBX NA BB.11 Index	(6,383)	65,000	15,249	11/18/54	(500 bp) — Monthly	8,802
	CMBX NA BB.11 Index	(5,241)	55,000	12,903	11/18/54	(500 bp) — Monthly	7,608
	CMBX NA BB.12 Index	(32,400)	54,000	11,383	8/17/61	(500 bp) — Monthly	(21,069)
	CMBX NA BB.12 Index	(1,411)	20,000	4,216	8/17/61	(500 bp) — Monthly	2,786
	CMBX NA BB.12 Index	(1,389)	17,000	3,584	9/17/58	(500 bp) — Monthly	2,179
	CMBX NA BB.7 Index	(6,171)	32,000	12,448	1/17/47	(500 bp) — Monthly	6,246
	CMBX NA BB.7 Index	(402)	2,000	778	1/17/47	(500 bp) — Monthly	374
	CMBX NA BB.8 Index	(6,427)	13,000	5,166	10/17/57	(500 bp) — Monthly	(1,273)
	CMBX NA BB.9 Index	(5,259)	70,000	23,660	9/17/58	(500 bp) — Monthly	18,333
	CMBX NA BB.9 Index	(3,383)	55,000	18,590	9/17/58	(500 bp) — Monthly	15,154
	CMBX NA BB.9 Index	(6,062)	50,000	16,900	9/17/58	(500 bp) — Monthly	10,789
	CMBX NA BB.9 Index	(4,044)	46,000	15,548	9/17/58	(500 bp) — Monthly	11,459
	CMBX NA BB.9 Index	(1,289)	26,000	8,788	9/17/58	(500 bp) — Monthly	7,474
	CMBX NA BB.9 Index	(3,031)	25,000	8,450	9/17/58	(500 bp) — Monthly	5,394
	CMBX NA BB.9 Index	(1,216)	20,000	6,760	9/17/58	(500 bp) — Monthly	5,525
	CMBX NA BB.9 Index	(2,867)	19,000	6,422	9/17/58	(500 bp) — Monthly	3,537
	CMBX NA BB.9 Index	(743)	19,000	6,422	9/17/58	(500 bp) — Monthly	5,661
	CMBX NA BB.9 Index	(1,060)	7,000	2,366	9/17/58	(500 bp) — Monthly	1,300
	CMBX NA BB.9 Index	(1,060)	7,000	2,366	9/17/58	(500 bp) — Monthly	1,300
	CMBX NA BB.9 Index	(428)	5,000	1,690	9/17/58	(500 bp) — Monthly	1,258
	CMBX NA BBB-.10 Index	(12,677)	52,000	6,427	11/17/59	(300 bp) — Monthly	(6,280)
	CMBX NA BBB-.10 Index	(7,589)	35,000	4,326	11/17/59	(300 bp) — Monthly	(3,283)
	CMBX NA BBB-.10 Index	(6,704)	31,000	3,832	11/17/59	(300 bp) — Monthly	(2,890)
	CMBX NA BBB-.10 Index	(6,386)	27,000	3,337	11/17/59	(300 bp) — Monthly	(3,064)
	CMBX NA BBB-.10 Index	(2,755)	12,000	1,483	11/17/59	(300 bp) — Monthly	(1,279)
	CMBX NA BBB-.12 Index	(45,877)	197,000	15,563	8/17/61	(300 bp) — Monthly	(30,429)
	CMBX NA BBB-.12 Index	(13,860)	61,000	4,819	8/17/61	(300 bp) — Monthly	(9,077)
	CMBX NA BBB-.12 Index	(6,260)	30,000	2,370	8/17/61	(300 bp) — Monthly	(3,908)
	CMBX NA BBB-.12 Index	(6,260)	30,000	2,370	8/17/61	(300 bp) — Monthly	(3,908)
	CMBX NA BBB-.12 Index	(4,985)	15,000	1,185	8/17/61	(300 bp) — Monthly	(3,809)
	CMBX NA BBB-.12 Index	(2,468)	12,000	948	8/17/61	(300 bp) — Monthly	(1,529)

	Upfront premium received	—			Unrealized appreciation		1,373,889

	Upfront premium (paid)	(2,050,757)			Unrealized (depreciation)		(800,874)

	Total	$(2,050,757)				Total	$573,015
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/20 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	NA HY Series 35 Index	B+/P	$(706,098)	$17,211,000	$1,602,774	12/20/25	500 bp — Quarterly	$922,970
	NA IG Series 35 Index	BBB+/P	(2,924,214)	139,500,000	3,413,286	12/20/25	100 bp — Quarterly	531,698

	Total		$(3,630,312)					$1,454,668
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2020. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
PJSC	Public Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2020 through December 31, 2020 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,677,214,801.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $2,178,581, or 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/20	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/20
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$19,073,088	$66,450,628	$66,614,016	$6,689	$18,909,700
	Putnam Short Term Investment Fund**	315,649,849	183,253,897	292,341,213	118,010	206,562,533

	Total Short-term investments	$334,722,937	$249,704,525	$358,955,229	$124,699	$225,472,233
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $18,909,700, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $18,452,925.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $9,909,320.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,280,785.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $6,923,913.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $354,859,182 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund uses futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as“variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $1,195,997 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,280,785 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$34,792,438	$33,079,103	$—
Capital goods	90,715,288	15,556,071	—
Communication services	72,782,868	5,754,156	—
Conglomerates	10,531,118	—	—
Consumer cyclicals	217,982,226	42,502,149	2
Consumer staples	87,206,403	28,241,955	—
Energy	29,251,810	12,178,717	227
Financials	190,749,129	56,689,726	—
Health care	173,786,973	25,811,236	—
Technology	468,926,821	31,986,917	—
Transportation	23,687,778	5,055,367	—
Utilities and power	43,333,146	6,711,341	—

Total common stocks	1,443,745,998	263,566,738	229
Asset-backed securities	—	13,196,538	—
Convertible bonds and notes	—	276,437	—
Convertible preferred stocks	2,131,202	3,157,297	—
Corporate bonds and notes	—	441,053,822	96
Foreign government and agency bonds and notes	—	21,987,476	—
Mortgage-backed securities	—	92,042,047	—
Preferred stocks	—	144,447	—
Purchased options outstanding	—	593,723	—
Senior loans	—	6,069,639	—
U.S. government and agency mortgage obligations	—	499,739,657	—
U.S. treasury obligations	—	798,727	—
Warrants	9,139	—	—
Short-term investments	210,332,533	40,697,066	—

Totals by level	$1,656,218,872	$1,383,323,614	$325
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$2,852,504	$—
Futures contracts	(610,962)	—	—
Written options outstanding	—	(180,986)	—
TBA sale commitments	—	(179,333,829)	—
Interest rate swap contracts	—	(538,952)	—
Total return swap contracts	—	716,738	—
Credit default contracts	—	5,265,979	—

Totals by level	$(610,962)	$(171,218,546)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)	$5,000
Written equity option contracts (contract amount)	$5,000
Futures contracts (number of contracts)	5,000
Forward currency contracts (contract amount)	$798,500,000
Centrally cleared interest rate swap contracts (notional)	$236,200,000
OTC total return swap contracts (notional)	$324,000,000
OTC credit default contracts (notional)	$22,700,000
Centrally cleared credit default contracts (notional)	$170,300,000
Warrants (number of warrants)	1,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com